UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22761
(Investment Company Act file number)

Stone Ridge Trust
(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of principal executive offices) (Zip code)

Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, New York 10174
 (Name and address of agent for service)

1-855-609-3680
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

STONE RIDGE REINSURNCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
EVENT LINKED BONDS - 80.9%
FINANCIAL SERVICES - 80.9%
Europe - 2.7%
Atlas Re VII B
3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$3,052,775
Atlas VI 2011-2 A
8.000%, 04/09/2015 (a)(b)(c)	€1,875,000	2,529,794
Calypso 2011-1 A
4.100%, 01/09/2015 (a)(b)(c)	€5,000,000	6,710,632
Calypso Capital II Class B
2.900%, 01/08/2018 (a)(b)(c)	€2,750,000	3,720,491
Green Fields II 2013-1 A
2.750%, 01/09/2017 (a)(b)(c)	€2,250,000	3,042,079
Pylon II A
5.642%, 05/05/2016 (a)(b)(c)	€1,000,000	1,393,412
		20,449,183
Global - 15.3%
Blue Danube 2012-1 B
10.757%, 04/10/2015 (a)(b)(c)	$2,298,000	2,376,706
Blue Danube II 2013-1 A
4.273%, 05/23/2016 (a)(b)(c)	10,042,000	10,130,370
Galileo Re 2013-1
7.420%, 01/09/2017 (a)(b)(c)	5,500,000	5,612,200
Kilimanjaro Re 2014-1 Class B
4.520%, 04/30/2018 (a)(b)(c)	13,802,000	13,701,935
Loma Re 2013-1 A
9.770%, 01/08/2018 (a)(b)(c)	2,271,000	2,315,852
Loma Re 2013-1 B
12.020%, 01/08/2018 (a)(b)(c)	6,814,000	6,977,536
Loma Re 2013-1 C
17.020%, 01/08/2018 (a)(b)(c)	11,781,000	11,954,181
Market Re 2014-4 Class A
8.000%, 07/15/2016 (a)(b)(c)	2,121,000	2,128,424
Market Re 2014-4 Class B
8.000%, 07/15/2016 (a)(b)(c)	771,000	773,699
Mythen Re 2012-2 A
8.526%, 01/05/2017 (a)(b)(c)	578,000	595,224
Queen Street V
8.520%, 04/09/2015 (a)(b)(c)	1,181,000	1,198,243
Queen Street VI
10.370%, 04/09/2015 (a)(b)(c)	2,515,000	2,558,761
Queen Street VIII
6.520%, 06/08/2016 (a)(b)(c)	3,250,000	3,255,037
Successor X 2012-1 V-AA3
16.520%, 01/27/2015 (a)(b)(c)	1,293,000	1,286,276
Tradewynd Re 2013-1 1
8.720%, 07/09/2018 (a)(b)(c)	10,357,000	11,452,253
Tradewynd Re 2013-2 3-A
6.270%, 01/09/2017 (a)(b)(c)	12,481,000	12,751,214
Tradewynd Re 2013-2 3-B
7.020%, 01/09/2017 (a)(b)(c)	10,698,000	10,953,682
Tramline Re II 2013-1 A
3.270%, 07/07/2017 (a)(b)(c)	1,750,000	1,755,775
Venterra Re 2013-1 A
3.770%, 01/09/2017 (a)(b)(c)	14,596,000	14,944,115
		116,721,483
Japan - 2.9%
Kizuna Re II Class A
2.270%, 04/06/2018 (a)(b)(c)	6,750,000	6,786,113
Kizuna Re II Class B
2.520%, 04/06/2018 (a)(b)(c)	4,500,000	4,536,900
Nakama Re
2.520%, 04/13/2018 (a)(b)(c)	4,250,000	4,275,075
Nakama Re 2013-1
2.770%, 09/29/2016 (a)(b)(c)	6,500,000	6,558,500
		22,156,588
Mexico - 1.1%
MultiCat Mexico 2012-1 A
8.020%, 12/04/2015 (a)(b)(c)	6,199,000	6,330,419
MultiCat Mexico 2012-1 B
7.770%, 12/04/2015 (a)(b)(c)	1,875,000	1,913,437
MultiCat Mexico 2012-1 C
7.520%, 12/04/2015 (a)(b)(c)	541,000	549,169
		8,793,025
Turkey - 2.4%
Bosphorus 1 Re 2013-1 A
2.520%, 05/03/2016 (a)(b)(c)	18,000,000	17,964,000
United States - 56.5%
Alamo Re Ltd.
6.370%, 06/07/2017 (a)(b)(c)	12,108,000	12,229,685
Armor Re Ltd.
4.020%, 12/15/2016 (a)(b)(c)	9,300,000	9,180,030
Atlas Re VII A
8.105%, 01/07/2016 (a)(b)(c)	1,772,000	1,826,046
Caelus Re 2013-1 A
5.270%, 03/07/2016 (a)(b)(c)	6,021,000	6,055,922
Caelus Re 2013-2 A
6.870%, 04/07/2017 (a)(b)(c)	20,494,000	21,181,574
Citrus Re 2014-1
4.270%, 04/18/2017 (a)(b)(c)	7,052,000	6,953,624
Citrus Re 2014-2
3.770%, 04/24/2017 (a)(b)(c)	1,410,000	1,390,260
Combine Re C
17.770%, 01/07/2015 (a)(b)(c)	1,255,000	1,301,435
Compass Re 2011-1 2
10.275%, 01/08/2015 (a)(b)(c)	4,140,000	4,170,015
Compass Re 2011-1 3
11.270%, 01/08/2015 (a)(b)(c)	4,730,000	4,765,948
East Lane IV 2011-1 B
6.670%, 03/13/2015 (a)(b)(c)	4,238,000	4,300,299
East Lane Re VI
2.770%, 03/14/2018 (a)(b)(c)	14,467,000	14,296,289
Embarcadero Re 2012-1 A
7.401%, 02/13/2015 (a)(b)(c)	1,647,000	1,668,082
Embarcadero Re 2012-2 A
5.020%, 08/07/2015 (a)(b)(c)	10,750,000	10,965,000
Everglades Re 2013-1 A
9.470%, 03/28/2016 (a)(b)(c)	12,600,000	13,017,060
Everglades Re 2014
7.520%, 04/28/2017 (a)(b)(c)	28,200,000	28,374,840
Gator Re 2014
6.520%, 01/09/2017 (a)(b)(c)	13,750,000	13,675,750
Golden State Re 2011-1
3.770%, 01/08/2015 (a)(b)(c)	2,750,000	2,770,075
Ibis Re II 2013-1 A
4.020%, 06/28/2016 (a)(b)(c)	3,250,000	3,268,525
Ibis Re II 2013-1 B
4.520%, 06/28/2016 (a)(b)(c)	4,500,000	4,507,650
Ibis Re II 2013-1 C
8.020%, 06/28/2016 (a)(b)(c)	3,250,000	3,317,925
Kilimanjaro Re 2014-1 Class A
4.770%, 04/30/2018 (a)(b)(c)	9,269,000	9,251,389
Lakeside Re III
8.020%, 01/08/2016 (a)(b)(c)	10,975,000	11,513,324
Long Point Re III 2013-1 A
3.980%, 05/18/2016 (a)(b)(c)	13,639,000	13,734,473
Merna Re IV
2.520%, 04/08/2016 (a)(b)(c)	6,250,000	6,296,875
Metrocat Re 2013-1 A
4.520%, 08/05/2016 (a)(b)(c)	3,750,000	3,834,937
Mona Lisa Re 2013-2 A
7.320%, 07/07/2017 (a)(b)(c)	16,164,000	16,863,093
Mystic Re III 2012-1 B
12.020%, 03/12/2015 (a)(b)(c)	2,024,000	2,093,120
Mythen Re 2013-1 B
8.020%, 07/09/2015 (a)(b)(c)	9,700,000	9,894,000
Northshore Re 2013-1 A
7.270%, 07/05/2016 (a)(b)(c)	14,621,000	15,058,899
Pelican Re 2013-1 A
6.020%, 05/15/2017 (a)(b)(c)	8,862,000	9,062,724
Queen City
3.520%, 01/06/2017 (a)(b)(c)	10,000,000	9,845,500
Residential Re 2011-1 1
9.020%, 06/06/2015 (a)(b)(c)	1,186,000	1,218,852
Residential Re 2011-1 5
8.770%, 06/06/2015 (a)(b)(c)	577,000	599,907
Residential Re 2011-2 1
8.920%, 12/06/2015 (a)(b)(c)	2,358,000	2,433,338
Residential Re 2012-1 3
10.020%, 06/06/2016 (a)(b)(c)	2,332,000	2,542,346
Residential Re 2012-2 2
5.770%, 12/06/2016 (a)(b)(c)	1,149,000	1,186,285
Residential Re 2012-2 4
19.020%, 12/06/2016 (a)(b)(c)	2,570,000	2,809,652
Residential Re 2013-1 11
8.020%, 06/06/2017 (a)(b)(c)	23,100,000	24,092,145
Residential Re 2013-1 3
9.270%, 06/06/2017 (a)(b)(c)	12,600,000	13,086,990
Residential Re 2013-2 1
20.020%, 12/06/2017 (a)(b)(c)	4,580,000	4,584,351
Residential Re 2013-2 4
5.270%, 12/06/2017 (a)(b)(c)	3,600,000	3,575,700
Residential Re 2014-1 10
15.020%, 06/06/2018 (a)(b)(c)	9,197,000	9,172,168
Residential Re 2014-1 13
3.520%, 06/06/2018 (a)(b)(c)	2,544,000	2,546,417
Riverfront Re 2014
4.020%, 01/06/2017 (a)(b)(c)	4,512,000	4,436,650
Sanders Re 2013-1 A
3.520%, 05/05/2017 (a)(b)(c)	22,000,000	21,949,400
Sanders Re 2013-1 B
4.020%, 05/05/2017 (a)(b)(c)	8,110,000	8,085,670
Sanders Re 2014-1 B
3.020%, 05/25/2018 (a)(b)(c)	18,750,000	18,577,500
Sanders Re 2014-1 C
3.270%, 05/25/2018 (a)(b)(c)	19,000,000	18,754,900
Sanders Re 2014-2
3.920%, 06/07/2017 (a)(b)(c)	4,247,000	4,218,970
Skyline Re 2014-1 A
14.020%, 01/23/2017 (a)(b)(c)	1,426,000	1,454,520
Successor X 2012-1 V-D3
11.020%, 01/27/2015 (a)(b)(c)	591,000	590,409
Tar Heel 2013-1 A
8.520%, 05/09/2016 (a)(b)(c)	8,289,000	8,538,499
		431,119,037
TOTAL EVENT LINKED BONDS (Cost $610,061,355)		617,203,316

PARTICIPATION NOTES (QUOTA SHARES) - 12.1%
FINANCIAL SERVICES - 12.1%
Global - 7.3%
Atlas Re X Class A
04/03/2017 (a)(c)(d)	24,789,000	27,795,796
Eden Re 2014-1
04/21/2017 (a)(d)(e) (Cost: $6,250,000; Acquisition Date: 12/31/2013)	6,250,000	6,702,411
Sector Re V LTD Series 4 Class A
03/30/2019 (a)(d)(e) (Cost: $17,875,000; Acquisition Date: 04/24/2014)	17,875,000	18,405,888
Sector Re V LTD Series 3 Class A
03/01/2018 (a)(e) (Cost: $38,859; Acquisition Date: 03/19/2013)	38,859	2,434,334
		55,338,429
United States - 4.8%
Sector Re V LTD Series 3 Class F
03/01/2019 (a)(e) (Cost: $35,750,000; Acquisition Date: 03/12/2013)	35,750,000	36,815,350
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $84,702,858)		92,153,779

	Shares
PREFERENCE SHARES (QUOTA SHARES) - 5.9%
FINANCIAL SERVICES - 5.9%
Global - 5.9%
Biscayne (Kane Segregated Account Company) (a)(d)(e) (Cost: $12,054,880; Acquisition Date: 04/30/2014)	12,055	12,016,963
Carpathian (Kane Segregated Account Company) (a)(d)(e) (Cost: $2,000,000; Acquisition Date: 02/06/2014)	2,000	2,082,718
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,429,154
Hudson Charles 3 (Mt. Logan Re) (a)(d)(e) (Cost: $11,904,000; Acquisition Date: 06/19/2014)	11,904	12,142,209
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,343,670
Lorenz Re Class B (a)(e) (Cost: $2,250,000; Acqusition Date: 03/25/2013)	22,500	2,142,335
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $44,094,074)		45,157,049

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (f)	867,765	867,765
First American Government Obligations Fund - Class Z - 0.01% (f)	867,765	867,765
First American Prime Obligations Fund - Class Z - 0.02% (f)	867,766	867,766
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (f)	867,766	867,766
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)	867,766	867,766
TOTAL SHORT-TERM INVESTMENTS (Cost $4,338,828)		4,338,828

TOTAL INVESTMENTS (Cost $743,197,115) - 99.5%		758,852,972
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		4,173,752
TOTAL NET ASSETS - 100.0%		$763,026,724

Principal amounts stated in U.S. dollars unless otherwise noted.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $754,514,144. Foreign concentration is as follows: Bermuda: 73.1%, Cayman Islands: 22.6%, Ireland: 3.2%.
(b)	Variable rate security. The rate shown is as of July 31, 2014.
(c)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $644,999,112 which represented 84.5% of net assets.

(d)	Non-income producing security.
(e)	Security is restricted to resale. The aggregate value of these securities at July 31, 2014 was $109,515,032 which represents 14.4% of net assets.
(f)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
EVENT LINKED BONDS - 79.1%
FINANCIAL SERVICES - 79.1%
Europe - 0.5%
Atlas VI 2011-2 A
8.000%, 04/09/2015 (a)(b)(c)	€1,125,000	$1,517,876
Global - 15.8%
Blue Danube 2012-1 B
10.757%, 04/10/2015 (a)(b)(c)	$1,702,000	1,760,293
Blue Danube II 2013-1 A
4.273%, 05/23/2016 (a)(b)(c)	6,958,000	7,019,230
Galileo Re 2013-1
7.420%, 01/09/2017 (a)(b)(c)	4,000,000	4,081,600
Kilimanjaro Re 2014-1 Class B
4.520%, 04/30/2018 (a)(b)(c)	5,944,000	5,900,906
Loma Re 2013-1 A
9.770%, 01/08/2018 (a)(b)(c)	1,394,000	1,421,531
Loma Re 2013-1 B
12.020%, 01/08/2018 (a)(b)(c)	3,181,000	3,257,344
Loma Re 2013-1 C
17.020%, 01/08/2018 (a)(b)(c)	7,230,000	7,336,281
Market Re 2014-4 Class A
8.000%, 07/15/2016 (a)(b)(c)	944,000	947,304
Market Re 2014-4 Class B
8.000%, 07/15/2016 (a)(b)(c)	343,000	344,201
Mythen Re 2012-2 A
8.526%, 01/05/2017 (a)(b)(c)	422,000	434,576
Queen Street V
8.520%, 04/09/2015 (a)(b)(c)	819,000	830,957
Queen Street VI
10.370%, 04/09/2015 (a)(b)(c)	1,735,000	1,765,189
Queen Street VIII
6.520%, 06/08/2016 (a)(b)(c)	250,000	250,388
Successor X 2012-1 V-AA3
16.520%, 01/27/2015 (a)(b)(c)	957,000	952,024
Tradewynd Re 2013-1 1
8.720%, 07/09/2018 (a)(b)(c)	4,143,000	4,581,122
Tradewynd Re 2013-2 3-A
6.270%, 01/09/2017 (a)(b)(c)	5,019,000	5,127,661
Tradewynd Re 2013-2 3-B
7.020%, 01/09/2017 (a)(b)(c)	4,302,000	4,404,818
		50,415,425
Mexico - 2.0%
MultiCat Mexico 2012-1 A
8.020%, 12/04/2015 (a)(b)(c)	4,801,000	4,902,781
MultiCat Mexico 2012-1 B
7.770%, 12/04/2015 (a)(b)(c)	1,125,000	1,148,063
MultiCat Mexico 2012-1 C
7.520%, 12/04/2015 (a)(b)(c)	459,000	465,931
		6,516,775
United States - 60.8%
Armor Re Ltd.
4.020%, 12/15/2016 (a)(b)(c)	15,700,000	15,497,470
Atlas Re VII A
8.105%, 01/07/2016 (a)(b)(c)	1,228,000	1,265,454
Caelus Re 2013-1 A
5.270%, 03/07/2016 (a)(b)(c)	4,229,000	4,253,528
Caelus Re 2013-2 A
6.870%, 04/07/2017 (a)(b)(c)	11,506,000	11,892,026
Citrus Re 2014-1
4.270%, 04/18/2017 (a)(b)(c)	3,038,000	2,995,620
Citrus Re 2014-2
3.770%, 04/24/2017 (a)(b)(c)	607,000	598,502
Combine Re C
17.770%, 01/07/2015 (a)(b)(c)	945,000	979,965
Compass Re 2011-1 2
10.270%, 01/08/2015 (a)(b)(c)	2,860,000	2,880,735
Compass Re 2011-1 3
11.270%, 01/08/2015 (a)(b)(c)	3,270,000	3,294,852
East Lane IV 2011-1 B
6.670%, 03/13/2015 (a)(b)(c)	1,637,000	1,661,064
East Lane Re VI
2.770%, 03/14/2018 (a)(b)(c)	6,340,000	6,265,188
Embarcadero Re 2012-1 A
7.401%, 02/13/2015 (a)(b)(c)	1,253,000	1,269,039
Everglades Re 2013-1 A
9.470%, 03/28/2016 (a)(b)(c)	8,400,000	8,678,040
Everglades Re 2014
7.520%, 04/28/2017 (a)(b)(c)	24,042,000	24,191,060
Gator Re 2014
6.520%, 01/09/2017 (a)(b)(c)	6,026,000	5,993,460
Ibis Re II 2013-1 C
8.020%, 06/28/2016 (a)(b)(c)	2,000,000	2,041,800
Kilimanjaro Re 2014-1 Class A
4.770%, 04/30/2018 (a)(b)(c)	3,991,000	3,983,417
Lakeside Re III
8.020%, 01/08/2016 (a)(b)(c)	8,700,000	9,126,735
Long Point Re III 2013-1 A
3.980%, 05/18/2016 (a)(b)(c)	2,861,000	2,881,027
Mona Lisa Re 2013-2 A
7.320%, 07/07/2017 (a)(b)(c)	1,836,000	1,915,407
Mystic Re III 2012-1 B
12.020%, 03/12/2015 (a)(b)(c)	1,476,000	1,526,405
Mythen Re 2013-1 B
8.020%, 07/09/2015 (a)(b)(c)	300,000	306,000
Northshore Re 2013-1 A
7.270%, 07/05/2016 (a)(b)(c)	5,379,000	5,540,101
Pelican Re 2013-1 A
6.020%, 05/15/2017 (a)(b)(c)	7,388,000	7,555,338
Residential Re 2011-1 1
9.020%, 06/06/2015 (a)(b)(c)	814,000	836,548
Residential Re 2011-1 5
8.770%, 06/06/2015 (a)(b)(c)	423,000	439,793
Residential Re 2011-2 1
8.920%, 12/06/2015 (a)(b)(c)	1,642,000	1,694,462
Residential Re 2012-1 3
10.020%, 06/06/2016 (a)(b)(c)	1,668,000	1,818,454
Residential Re 2012-2 2
5.770%, 12/06/2016 (a)(b)(c)	851,000	878,615
Residential Re 2012-2 4
19.020%, 12/06/2016 (a)(b)(c)	1,780,000	1,945,985
Residential Re 2013-1 11
8.020%, 06/06/2017 (a)(b)(c)	15,400,000	16,061,430
Residential Re 2013-1 3
9.270%, 06/06/2017 (a)(b)(c)	8,400,000	8,724,660
Residential Re 2013-2 1
20.020%, 12/06/2017 (a)(b)(c)	2,420,000	2,422,299
Residential Re 2013-2 4
5.270%, 12/06/2017 (a)(b)(c)	1,900,000	1,887,175
Residential Re 2014-1 10
15.020%, 06/06/2018 (a)(b)(c)	3,965,000	3,954,295
Residential Re 2014-1 13
3.520%, 06/06/2018 (a)(b)(c)	1,097,000	1,098,042
Riverfront Re 2014
4.020%, 01/06/2017 (a)(b)(c)	1,966,000	1,933,168
Sanders Re 2013-1 B
4.020%, 05/05/2017 (a)(b)(c)	6,890,000	6,869,330
Sanders Re 2014-1 D
3.920%, 05/28/2019 (a)(b)(c)	8,705,000	8,612,727
Sanders Re 2014-2
3.920%, 06/07/2017 (a)(b)(c)	1,826,000	1,813,948
Skyline Re 2014-1 A
14.020%, 01/23/2017 (a)(b)(c)	408,000	416,160
Successor X 2012-1 V-D3
11.020%, 01/27/2015 (a)(b)(c)	409,000	408,591
Tar Heel 2013-1 A
8.520%, 05/09/2016 (a)(b)(c)	5,711,000	5,882,901
		194,290,816
TOTAL EVENT LINKED BONDS (Cost $249,512,669)		252,740,892

PARTICIPATION NOTES (QUOTA SHARES) - 12.5%
FINANCIAL SERVICES - 12.5%
Global - 7.9%
Atlas Re X Class A
04/03/2017 (a)(c)(d)	15,211,000	17,056,027
Sector Re V LTD Series 4 Class A
03/30/2019 (a)(d)(e) (Cost: $7,125,000; Acquisition Date: 04/24/2014)	7,125,000	7,336,613
Sector Re V LTD Series 3 Class A
03/01/2018 (a)(e) (Cost: $15,489; Acquisition Date: 03/19/2013)	15,489	970,329
		25,362,969
United States - 4.6%
Sector Re V LTD Series 3 Class F
03/01/2019 (a)(e) (Cost: $14,250,000; Acquisition Date: 03/12/2013)	14,250,000	14,674,650
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $36,601,489)		40,037,619

	Shares
PREFERENCE SHARES (QUOTA SHARES) - 7.0%
FINANCIAL SERVICES - 7.0%
Global - 7.0%
Biscayne (Kane Segregated Account Company) (a)(d)(e) (Cost: $8,698,115; Acquisition Date: 04/30/2014)	8,698	8,670,756
Carpathian (Kane Segregated Account Company) (a)(d)(e) (Cost: $2,000,000; Acquisition Date: 02/06/2014)	2,000	2,082,718
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,629,894
Hudson Charles 3 (Mt. Logan Re) (a)(d)(e) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	3,514,957
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,593,082
Lorenz Re Class B (a)(e) (Cost: $750,000; Acquisition Date: 03/25/2013)	7,500	714,112
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $21,665,085)		22,205,519

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (f)	423,098	423,098
First American Government Obligations Fund - Class Z - 0.01% (f)	423,099	423,099
First American Prime Obligations Fund - Class Z - 0.02% (f)	423,099	423,099
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (f)	423,098	423,098
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)	423,099	423,099
TOTAL SHORT-TERM INVESTMENTS (Cost $2,115,493)		2,115,493

TOTAL INVESTMENTS (Cost $309,894,736) - 99.3%		317,099,523
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		2,385,019
TOTAL NET ASSETS - 100.0%		$319,484,542

Principal amounts stated in U.S. dollars unless otherwise noted.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $314,984,030. Foreign concentration is as follows: Bermuda: 69.2%, Cayman Islands: 28.0%, Ireland: 1.4%.
(b)	Variable rate security. The rate shown is as of July 31, 2014.
(c)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $269,796,919 which represented 84.4% of net assets.

(d)	Non-income producing security.
(e)	Security is restricted to resale. The aggregate value of these securities at July 31, 2014 was $45,187,111 which represents 14.1% of net assets.
(f)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2014 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 20.6%
Automobiles & Components - 0.5%
BorgWarner, Inc. (a)	2,900	$180,525
Delphi Automotive PLC (a)(b)	2,900	193,720
Ford Motor Co. (a)	13,600	231,472
General Motors Co. (a)	5,700	192,774
Goodyear Tire & Rubber Co. (a)	8,800	221,496
Harley-Davidson, Inc. (a)	600	37,092
Johnson Controls, Inc. (a)	4,000	188,960
Lear Corp. (a)	2,000	188,340
Tesla Motors, Inc. (a)(c)	2,300	513,590
Visteon Corp. (a)(c)	1,200	114,600
		2,062,569
Banks - 0.4%
Bank of America Corp. (a)	10,000	152,500
Citigroup, Inc. (a)	4,900	239,659
City National Corp. (a)	100	7,525
Comerica, Inc. (a)	200	10,052
Cullen Frost Bankers, Inc. (a)	1,500	116,955
Huntington Bancshares, Inc. (a)	2,000	19,640
JPMorgan Chase & Co. (a)	3,300	190,311
M&T Bank Corp. (a)	1,600	194,400
Popular, Inc. (a)(b)(c)	345	11,006
Signature Bank - New York (a)(c)	1,500	171,585
SunTrust Banks, Inc. (a)	3,700	140,785
Wells Fargo & Co. (a)	3,200	162,880
Zions Bancorporation (a)	2,200	63,404
		1,480,702
Capital Goods - 1.5%
3M Co. (a)	1,700	239,513
AECOM Technology Corp. (a)(c)	100	3,395
Alliant Techsystems, Inc. (a)	1,400	181,902
Boeing Co. (a)	1,800	216,864
Caterpillar, Inc. (a)	2,400	241,800
Chicago Bridge & Iron Co. NV (a)(b)	59	3,500
Colfax Corp. (a)(c)	2,700	170,019
Cummins, Inc. (a)	1,200	167,268
Danaher Corp. (a)	1,300	96,044
Deere & Co. (a)	2,700	229,797
Dover Corp. (a)	2	171
Eaton Corp. PLC (a)	2,300	156,216
EnerSys, Inc. (a)	100	6,343
Fluor Corp. (a)	2,800	204,036
General Electric Co. (a)	8,500	213,775
Graco, Inc. (a)	73	5,413
HD Supply Holdings, Inc. (a)(c)	6,849	174,102
Honeywell International, Inc. (a)	1,600	146,928
Joy Global, Inc. (a)	3,600	213,336
L-3 Communications Holdings, Inc. (a)	1,500	157,440
Lennox International, Inc. (a)	900	76,788
Lockheed Martin Corp. (a)	1,300	217,061
Masco Corp. (a)	7,500	156,000
Middleby Corp. (a)(c)	300	21,858
Navistar International Corp. (a)(c)	3,300	116,061
Nordson Corp. (a)	2,700	202,959
NOW, Inc. (a)(c)	675	21,728
Pall Corp. (a)	2,500	193,675
Raytheon Co. (a)	2,000	181,540
Rockwell Automation, Inc. (a)	1,600	178,656
Rockwell Collins, Inc. (a)	500	36,635
Roper Industries, Inc. (a)	1,451	209,046
SolarCity Corp. (a)(c)	2,725	194,919
Spirit Aerosystems Holdings, Inc. (a)(c)	4,700	153,079
Teledyne Technologies, Inc. (a)(c)	400	36,480
Terex Corp. (a)	6,000	207,060
Textron, Inc. (a)	5,900	214,583
TransDigm Group, Inc. (a)	400	67,168
Trinity Industries, Inc. (a)	7,200	314,208
United Rentals, Inc. (a)(c)	2,700	285,930
United Technologies Corp. (a)	1,900	199,785
Valmont Industries, Inc. (a)	700	101,941
Veritiv Corp. (a)(c)	9	352
Watsco, Inc. (a)	1,000	89,570
		6,304,944
Commercial & Professional Services - 0.1%
ADT Corp. (a)	1,400	48,720
Civeo Corp. (a)(c)	600	15,240
Iron Mountain, Inc. (a)	6,500	217,815
Pitney Bowes, Inc. (a)	8,600	232,716
RR Donnelley & Sons Co. (a)	1,000	17,360
		531,851
Consumer Durables & Apparel - 0.9%
Brunswick Corp. (a)	100	4,033
Coach, Inc. (a)	5,200	179,712
DR Horton, Inc. (a)	13,900	287,730
Fossil Group, Inc. (a)(c)	1,800	176,400
Garmin Ltd. (a)(b)	3,933	216,472
Hanesbrands, Inc. (a)	2,200	214,962
Harman International Industries, Inc. (a)	2,190	237,724
Lennar Corp. (a)	8,400	304,332
Michael Kors Holdings Ltd. (a)(b)(c)	2,800	228,144
Mohawk Industries, Inc. (a)(c)	1,600	199,632
NIKE, Inc. (a)	2,700	208,251
PulteGroup, Inc. (a)	11,800	208,270
Standard Pacific Corp. (a)(c)	19,000	143,260
Tempur Sealy International, Inc. (a)(c)	3,250	177,808
Toll Brothers, Inc. (a)(c)	5,400	176,526
Under Armour, Inc. (a)(c)	6,200	413,850
VF Corp. (a)	3,300	202,191
		3,579,297
Consumer Services - 0.6%
Apollo Education Group, Inc. (a)(c)	7,077	197,660
Burger King Worldwide, Inc. (a)	6,800	179,384
Caesars Entertainment Corp. (a)(c)	600	9,600
Chipotle Mexican Grill, Inc. (a)(c)	300	201,750
H&R Block, Inc. (a)	6,300	202,419
Hilton Worldwide Holdings, Inc. (a)(c)	8,200	198,522
Las Vegas Sands Corp. (a)	2,500	184,625
Marriott International, Inc. (a)	701	45,362
McDonald's Corp. (a)	2,200	208,032
MGM Resorts International (a)(c)	8,400	225,456
Royal Caribbean Cruises Ltd. (a)(b)	3,400	202,810
Starbucks Corp. (a)	2,300	178,664
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,400	184,416
Wynn Resorts Ltd. (a)	1,000	213,200
Yum! Brands, Inc. (a)	2,170	150,598
		2,582,498
Diversified Financials - 0.7%
Affiliated Managers Group, Inc. (a)(c)	700	139,475
American Express Co. (a)	1,900	167,200
Ameriprise Financial, Inc. (a)	1,609	192,437
Bank of New York Mellon Corp. (a)	7,200	281,088
BlackRock, Inc. (a)	200	60,946
Capital One Financial Corp. (a)	2,100	167,034
CME Group, Inc. (a)	3,300	244,002
Discover Financial Services (a)	2,800	170,968
E*Trade Financial Corp. (a)(c)	9,200	193,384
Goldman Sachs Group, Inc. (a)	1,500	259,305
McGraw Hill Financial, Inc. (a)	2,500	200,550
Moody's Corp. (a)	2,300	200,100
Morgan Stanley (a)	6,100	197,274
NASDAQ OMX Group, Inc. (a)	300	12,657
Northern Trust Corp. (a)	2,900	193,981
T. Rowe Price Group, Inc. (a)	1,700	132,022
TD Ameritrade Holding Corp. (a)	5,901	189,540
		3,001,963
Energy - 2.2%
Anadarko Petroleum Corp. (a)	1,800	192,330
Apache Corp. (a)	1,800	184,788
Atwood Oceanics, Inc. (a)(c)	600	28,890
Baker Hughes, Inc. (a)	3,300	226,941
Cabot Oil & Gas Corp. (a)	100	3,295
Cameron International Corp. (a)(c)	900	63,819
Cheniere Energy, Inc. (a)(c)	6,800	481,168
Chesapeake Energy Corp. (a)	7,600	200,412
Chevron Corp. (a)	1,300	168,012
Cimarex Energy Co. (a)	1,052	146,249
Cobalt International Energy, Inc. (a)(c)	4,400	70,488
Concho Resources, Inc. (a)(c)	1,800	253,440
ConocoPhillips (a)	2,400	198,000
CONSOL Energy, Inc. (a)	4,800	186,336
Continental Resources, Inc. (a)(c)	300	44,034
CVR Energy, Inc. (a)	4,600	216,568
Devon Energy Corp. (a)	2,606	196,753
Diamond Offshore Drilling, Inc. (a)	700	32,753
Dresser-Rand Group, Inc. (a)(c)	2,700	160,677
Energen Corp. (a)	2,600	212,238
EOG Resources, Inc. (a)	1,500	164,160
EQT Corp. (a)	2,000	187,640
Exxon Mobil Corp. (a)	2,200	217,668
FMC Technologies, Inc. (a)(c)	300	18,240
Golar LNG Ltd. (a)(b)	300	18,483
Gulfport Energy Corp. (a)(c)	2,900	154,889
Halliburton Co. (a)	2,500	172,475
Helmerich & Payne, Inc. (a)	2,100	223,146
Hess Corp. (a)	2,100	207,858
HollyFrontier Corp. (a)	4,200	197,442
Kinder Morgan, Inc. (a)	100	3,598
Marathon Oil Corp. (a)	4,400	170,500
Marathon Petroleum Corp. (a)	3,700	308,876
Nabors Industries Ltd. (a)(b)	5,000	135,800
National Oilwell Varco, Inc. (a)	2,700	218,808
Newfield Exploration Co. (a)(c)	2,500	100,750
Oasis Petroleum, Inc. (a)(c)	3,720	198,834
Occidental Petroleum Corp. (a)	2,200	214,962
Oil States International, Inc. (a)(c)	5	306
Patterson-UTI Energy, Inc. (a)	5,455	187,379
Peabody Energy Corp. (a)	11,500	174,455
Phillips 66 (a)	3,500	283,885
Pioneer Natural Resources Co. (a)	1,100	243,606
Range Resources Corp. (a)	2,100	158,739
Rowan Cos. PLC (a)(b)	77	2,350
RPC, Inc. (a)	7,015	157,838
Schlumberger Ltd. (a)(b)	1,600	173,424
Seadrill Ltd. (a)(b)	3,500	126,910
Seventy Seven Energy, Inc. (a)(c)	422	9,466
SM Energy Co. (a)	2,400	188,496
Southwestern Energy Co. (a)(c)	1,500	60,870
Targa Resources Corp. (a)	22	2,805
Teekay Corp. (a)(b)	3,096	172,323
Tesoro Corp. (a)	3,400	209,236
Unit Corp. (a)(c)	500	31,675
Valero Energy Corp. (a)	3,600	182,880
Western Refining, Inc. (a)	4,426	181,289
Whiting Petroleum Corp. (a)(c)	3	266
Williams Cos., Inc. (a)	4,700	266,161
		8,995,679
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. (a)	1,500	176,310
CVS Caremark Corp. (a)	2,700	206,172
Kroger Co. (a)	4,800	235,104
Rite Aid Corp. (a)(c)	30,100	201,369
Safeway, Inc. (a)	5,400	186,084
Walgreen Co. (a)	3,000	206,310
Wal-Mart Stores, Inc. (a)	2,800	206,024
Whole Foods Market, Inc. (a)	4,814	183,991
		1,601,364
Food, Beverage & Tobacco - 0.7%
Altria Group, Inc. (a)	5,000	203,000
Archer-Daniels-Midland Co. (a)	5,600	259,840
Campbell Soup Co. (a)	100	4,159
Coca-Cola Co. (a)	5,200	204,308
Coca-Cola Enterprises, Inc. (a)	4,000	181,800
Hillshire Brands Co. (a)	50	3,138
JM Smucker Co. (a)	1,800	179,352
Keurig Green Mountain, Inc. (a)	4,100	489,048
Kraft Foods Group, Inc. (a)	200	10,717
Lorillard, Inc. (a)	1,000	60,480
Mead Johnson Nutrition Co. (a)	2,400	219,456
Mondelez International, Inc. (a)	5,400	194,400
Monster Beverage Corp. (a)(c)	3,500	223,860
PepsiCo., Inc. (a)	2,100	185,010
Philip Morris International, Inc. (a)	1,900	155,819
Pilgrim's Pride Corp. (a)(c)	7,656	214,062
Reynolds American, Inc. (a)	1,500	83,775
Tyson Foods, Inc. (a)	5,001	186,087
		3,058,311
Health Care Equipment & Services - 1.4%
Abbott Laboratories (a)	5,400	227,448
Aetna, Inc. (a)	3,501	271,433
AmerisourceBergen Corp. (a)	2,700	207,657
Athenahealth, Inc. (a)(c)	2,400	298,560
Baxter International, Inc. (a)	2,800	209,132
Becton, Dickinson & Co. (a)	1,600	185,984
Boston Scientific Corp. (a)(c)	12,000	153,360
Brookdale Senior Living, Inc. (a)(c)	5,400	187,110
C.R. Bard, Inc. (a)	1,410	210,414
Cardinal Health, Inc. (a)	100	7,165
CareFusion Corp. (a)(c)	800	35,032
Catamaran Corp. (a)(b)(c)	300	13,647
Centene Corp. (a)(c)	2,700	194,643
Cigna Corp. (a)	2,600	234,104
Community Health Systems, Inc. (a)(c)	429	20,463
Cooper Cos., Inc. (a)	1,500	241,320
Covidien PLC (a)(b)	100	8,651
DaVita HealthCare Partners, Inc. (a)(c)	2,607	183,637
Edwards Lifesciences Corp. (a)(c)	800	72,200
Envision Healthcare Holdings, Inc. (a)(c)	1,736	62,062
Express Scripts Holding Co. (a)(c)	3,300	229,845
Health Net, Inc. (a)(c)	4,457	183,584
Hologic, Inc. (a)(c)	8,700	226,809
Humana, Inc. (a)	2,188	257,418
Intuitive Surgical, Inc. (a)(c)	500	228,775
Laboratory Corp. of America Holdings (a)(c)	100	10,369
McKesson Corp. (a)	1,100	211,046
Medtronic, Inc. (a)	3,100	191,394
Quest Diagnostics, Inc. (a)	2,000	122,200
Sirona Dental Systems, Inc. (a)(c)	99	7,940
St. Jude Medical, Inc. (a)	2,900	189,051
Team Health Holdings, Inc. (a)(c)	2,795	158,057
Tenet Healthcare Corp. (a)(c)	600	31,662
UnitedHealth Group, Inc. (a)	3,200	259,360
Universal Health Services, Inc. (a)	8	853
Varian Medical Systems, Inc. (a)(c)	2,200	180,730
WellPoint, Inc. (a)	2,100	230,601
Zimmer Holdings, Inc. (a)	300	30,021
		5,773,737
Household & Personal Products - 0.3%
Clorox Co. (a)	100	8,687
Colgate-Palmolive Co. (a)	3,300	209,220
Coty, Inc. (a)	9,000	153,990
Energizer Holdings, Inc. (a)	500	57,380
Estee Lauder Cos., Inc. (a)	1,100	80,806
Herbalife Ltd. (a)(b)	5,300	277,720
Kimberly-Clark Corp. (a)	1,700	176,579
Nu Skin Enterprises, Inc. (a)	2,800	164,332
Procter & Gamble Co. (a)	2,500	193,300
		1,322,014
Insurance - 0.3%
American International Group, Inc. (a)	4,500	233,910
AmTrust Financial Services, Inc. (a)	5,100	217,464
Aon PLC (a)(b)	400	33,744
Assured Guaranty Ltd. (a)(b)	5,800	129,456
Chubb Corp. (a)	200	17,342
Hartford Financial Services Group, Inc. (a)	5,317	181,629
Lincoln National Corp. (a)	700	36,673
MBIA, Inc. (a)(c)	17,600	168,608
MetLife, Inc. (a)	3,200	168,320
Protective Life Corp. (a)	400	27,752
		1,214,898
Materials - 1.4%
Air Products & Chemicals, Inc. (a)	400	52,780
Albemarle Corp. (a)	2,601	159,545
Alcoa, Inc. (a)	8,600	140,954
Allegheny Technologies, Inc. (a)	5,600	210,840
Ashland, Inc. (a)	2,000	209,300
Avery Dennison Corp. (a)	4,100	193,561
Axiall Corp. (a)	100	4,283
Ball Corp. (a)	500	30,630
Celanese Corp. (a)	3,541	206,122
CF Industries Holdings, Inc. (a)	600	150,204
Cliffs Natural Resources, Inc. (a)	9,000	157,050
Crown Holdings, Inc. (a)(c)	4,200	195,510
Cytec Industries, Inc. (a)	2,011	202,809
Dow Chemical Co. (a)	4,500	229,815
Eagle Materials, Inc. (a)	700	63,574
Ecolab, Inc. (a)	1,600	173,648
EI du Pont de Nemours & Co. (a)	3,600	231,516
Freeport-McMoRan, Inc. (a)	6,400	238,208
Huntsman Corp. (a)	8,800	229,240
International Paper Co. (a)	3,600	171,000
LyondellBasell Industries NV (a)(b)	1,894	201,238
Martin Marietta Materials, Inc. (a)	600	74,538
Monsanto Co. (a)	1,800	203,562
Mosaic Co. (a)	7,300	336,603
NewMarket Corp. (a)	300	116,100
Newmont Mining Corp. (a)	6,900	171,879
Nucor Corp. (a)	4,200	210,924
PolyOne Corp. (a)	700	26,565
PPG Industries, Inc. (a)	400	79,344
Rock-Tenn Co. (a)	1,800	178,974
Rockwood Holdings, Inc. (a)	2,500	197,350
Royal Gold, Inc. (a)	1	76
Sherwin-Williams Co. (a)	1,000	206,230
Southern Copper Corp. (a)	200	6,572
Tahoe Resources, Inc. (a)(b)(c)	500	13,225
United States Steel Corp. (a)	8,056	269,795
Vulcan Materials Co. (a)	2,000	126,260
WR Grace & Co. (a)(c)	2,300	209,300
		5,879,124
Media - 0.6%
CBS Corp. (a)	4,100	233,003
Charter Communications, Inc. (a)(c)	1,500	231,780
Comcast Corp. (a)	3,500	188,055
DIRECTV (a)(c)	3,600	309,780
DISH Network Corp. (a)(c)	5,500	340,230
Gannett Co., Inc. (a)	600	19,632
Interpublic Group of Cos., Inc. (a)	10,200	201,042
Lamar Advertising Co. (a)	300	15,045
Liberty Media Corp. (a)(c)	2,800	131,600
Liberty Media Corp. (a)(c)	1,400	65,870
Madison Square Garden Co. (a)(c)	3,219	191,015
Omnicom Group, Inc. (a)	2,727	190,863
Time Warner Cable, Inc. (a)	1,400	203,140
Time Warner, Inc. (a)	2,000	166,040
Time, Inc. (a)(c)	12	289
Walt Disney Co. (a)	2,500	214,700
		2,702,084
Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
AbbVie, Inc. (a)	3,700	193,658
Actavis PLC (a)(b)(c)	1,500	321,390
Agilent Technologies, Inc. (a)	4,100	229,969
Alexion Pharmaceuticals, Inc. (a)(c)	1,700	270,283
Alkermes PLC (a)(b)(c)	300	12,828
Allergan, Inc. (a)	1,800	298,548
Amgen, Inc. (a)	3,100	394,909
Biogen Idec, Inc. (a)(c)	100	33,439
Bristol-Myers Squibb Co. (a)	4,100	207,542
Bruker Corp. (a)(c)	21	477
Celgene Corp. (a)(c)	2,600	226,590
Cubist Pharmaceuticals, Inc. (a)(c)	2,100	127,890
Eli Lilly & Co. (a)	1,200	73,272
Endo International PLC (a)(b)(c)	1,600	107,328
Gilead Sciences, Inc. (a)(c)	2,600	238,030
Hospira, Inc. (a)(c)	3,600	199,692
Illumina, Inc. (a)(c)	2,600	415,766
Incyte Corp. Ltd. (a)(c)	300	14,271
Jazz Pharmaceuticals PLC (a)(b)(c)	260	36,330
Johnson & Johnson (a)	1,700	170,153
Mallinckrodt PLC (a)(b)(c)	3,200	222,784
MannKind Corp. (a)(c)	21,300	178,068
Medivation, Inc. (a)(c)	3,600	267,228
Merck & Co., Inc. (a)	4,500	255,330
Mettler-Toledo International, Inc. (a)(c)	700	179,998
Mylan, Inc. (a)(c)	4,100	202,417
PerkinElmer, Inc. (a)	2,800	129,416
Perrigo Co. PLC (a)(b)	100	15,045
Pfizer, Inc. (a)	6,200	177,940
Pharmacyclics, Inc. (a)(c)	2,100	252,924
Questcor Pharmaceuticals, Inc. (a)	3,600	323,892
Regeneron Pharmaceuticals, Inc. (a)(c)	700	221,354
Salix Pharmaceuticals Ltd. (a)(c)	1,705	224,907
Theravance Biopharma, Inc. (a)(b)(c)	1,400	39,242
Thermo Fisher Scientific, Inc. (a)	1,100	133,650
Zoetis, Inc. (a)	5,300	174,423
		6,570,983
Real Estate - 0.1%
Howard Hughes Corp. (a)(c)	1,800	261,756
Jones Lang LaSalle, Inc. (a)	1,500	185,550
		447,306
Retailing - 1.5%
Abercrombie & Fitch Co. (a)	4,700	184,898
Advance Auto Parts, Inc. (a)	1,500	181,665
Amazon.com, Inc. (a)(c)	700	219,093
AutoNation, Inc. (a)(c)	1,283	68,410
Bed Bath & Beyond, Inc. (a)(c)	3,100	196,199
Best Buy Co., Inc. (a)	6,400	190,272
Dillard's, Inc. (a)	2,188	260,853
Dollar General Corp. (a)(c)	5,200	287,196
Dollar Tree, Inc. (a)(c)	100	5,447
Expedia, Inc. (a)	4,900	389,158
Family Dollar Stores, Inc. (a)	2,900	216,775
Foot Locker, Inc. (a)	3,712	176,431
GameStop Corp. (a)	700	29,379
Gap, Inc. (a)	4,400	176,484
Genuine Parts Co. (a)	1,800	149,076
Groupon, Inc. (a)(c)	500	3,235
Home Depot, Inc. (a)	2,300	185,955
J.C. Penney Co., Inc. (a)(c)	32,500	304,850
Kohl's Corp. (a)	3,400	182,036
L Brands, Inc. (a)	600	34,782
Macy's, Inc. (a)	3,800	219,602
Netflix, Inc. (a)(c)	1,200	507,264
Nordstrom, Inc. (a)	3,000	207,690
O'Reilly Automotive, Inc (a)(c)	1,034	155,100
Penske Automotive Group, Inc. (a)	4,001	185,847
PetSmart, Inc. (a)	200	13,628
Priceline Group, Inc. (a)(c)	200	248,490
Signet Jewelers Ltd. (a)(b)	2,300	234,117
Target Corp. (a)	2,900	172,811
Tiffany & Co. (a)	2,900	283,069
TripAdvisor, Inc. (a)(c)	3,100	294,004
Ulta Salon Cosmetics & Fragrance, Inc. (a)(c)	100	9,233
Williams-Sonoma, Inc. (a)	2,790	187,125
Zulily, Inc. (a)(c)	5,650	195,603
		6,355,777
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. (a)(c)	46,969	183,649
Analog Devices, Inc. (a)	2,300	114,149
Applied Materials, Inc. (a)	8,200	171,872
Avago Technologies Ltd. (a)	3,800	263,644
Broadcom Corp. (a)	6,300	241,038
Cree, Inc. (a)(c)	3,900	184,197
First Solar, Inc. (a)(c)	4,200	265,062
Freescale Semiconductor Ltd. (a)(b)(c)	8,500	170,170
Intel Corp. (a)	3,400	115,226
KLA-Tencor Corp. (a)	2,800	200,172
Linear Technology Corp. (a)	4,100	180,953
Marvell Technology Group Ltd. (a)(b)	13,400	178,756
Maxim Integrated Products, Inc. (a)	1,800	52,758
Micron Technology, Inc. (a)(c)	8,900	271,895
NVIDIA Corp. (a)	12,000	210,000
Skyworks Solutions, Inc. (a)	3,700	187,812
SunEdison, Inc. (a)(c)	7,800	156,000
SunPower Corp. (a)(c)	5,900	216,707
Texas Instruments, Inc. (a)	3,800	175,750
Xilinx, Inc. (a)	1,000	41,130
		3,580,940
Software & Services - 2.2%
Accenture PLC (a)(b)	2,800	221,984
Activision Blizzard, Inc. (a)	8,600	192,468
Adobe Systems, Inc. (a)(c)	3,300	228,063
Akamai Technologies, Inc. (a)(c)	3,000	177,060
Autodesk, Inc. (a)(c)	4,400	234,740
Automatic Data Processing, Inc. (a)	100	8,131
Blackhawk Network Holdings, Inc. (a)(c)	887	24,739
Citrix Systems, Inc. (a)(c)	3,000	203,190
Cognizant Technology Solutions Corp. (a)(c)	3,800	186,390
Computer Sciences Corp. (a)	3,400	212,126
Concur Technologies, Inc. (a)(c)	300	27,888
DST Systems, Inc. (a)	2,100	189,147
eBay, Inc. (a)(c)	4,200	221,760
Electronic Arts, Inc. (a)(c)	7,200	241,920
Equinix, Inc. (a)(c)	1,200	257,424
Facebook, Inc. (a)(c)	5,900	428,635
FactSet Research Systems, Inc. (a)	1,710	205,422
Fidelity National Information Services, Inc. (a)	3,400	191,760
FireEye, Inc. (a)(c)	5,000	177,500
Fiserv, Inc. (a)(c)	3,200	197,344
FleetCor Technologies, Inc. (a)(c)	1,600	212,464
Google, Inc. - Class A (a)(c)	400	231,820
Google, Inc. - Class C (a)(c)	400	228,640
IAC/InterActiveCorp (a)	2,806	188,563
International Business Machines Corp. (a)	1,200	230,004
Intuit, Inc. (a)	2,300	188,531
Jack Henry & Associates, Inc. (a)	500	29,175
LinkedIn Corp. (a)(c)	1,700	307,088
MasterCard, Inc. (a)	4,000	296,600
MICROS Systems, Inc. (a)(c)	11	744
Microsoft Corp. (a)	4,900	211,484
NetSuite, Inc. (a)(c)	300	25,293
Oracle Corp. (a)	6,100	246,379
Pandora Media, Inc. (a)(c)	9,500	238,640
Rackspace Hosting, Inc. (a)(c)	7,400	224,146
Red Hat, Inc. (a)(c)	3,600	209,232
Salesforce.com, Inc. (a)(c)	4,000	217,000
ServiceNow, Inc. (a)(c)	400	23,520
Symantec Corp. (a)	2,100	49,686
Tableau Software, Inc. (a)(c)	2,900	188,500
Twitter, Inc. (a)(c)	5,912	267,163
Ultimate Software Group, Inc. (a)(c)	1,501	202,500
Vantiv, Inc. (a)(c)	5,600	183,568
VeriFone Systems, Inc. (a)(c)	5,508	184,573
VeriSign, Inc. (a)(c)	300	16,215
Visa, Inc. (a)	800	168,808
VMware, Inc. (a)(c)	300	29,808
Workday, Inc. (a)(c)	2,605	218,403
Yahoo!, Inc. (a)(c)	7,500	268,575
Yelp, Inc. (a)(c)	3,500	235,060
Zillow, Inc. (a)(c)	1,600	229,648
Zynga, Inc. (a)(c)	3,600	10,512
		9,390,033
Technology Hardware & Equipment - 1.1%
3D Systems Corp. (a)(c)	4,200	210,546
Amphenol Corp. (a)	2,100	201,957
Apple, Inc. (a)	4,200	401,394
ARRIS Group, Inc. (a)(c)	5,900	201,603
Arrow Electronics, Inc. (a)(c)	900	52,155
Belden, Inc. (a)	400	27,160
Cisco Systems, Inc. (a)	8,300	209,409
Cognex Corp. (a)(c)	800	32,784
Corning, Inc. (a)	9,600	188,640
EMC Corp. (a)	8,100	237,330
F5 Networks, Inc. (a)(c)	2,300	258,957
FEI Co. (a)	2,100	160,860
Hewlett-Packard Co. (a)	5,058	180,115
IPG Photonics Corp. (a)(c)	1,600	107,760
Juniper Networks, Inc. (a)(c)	8,700	204,798
Motorola Solutions, Inc. (a)	3,400	216,512
NCR Corp. (a)(c)	800	24,760
NetApp, Inc. (a)	6,000	233,040
Palo Alto Networks, Inc. (a)(c)	4,000	323,440
QUALCOMM, Inc. (a)	2,500	184,250
SanDisk Corp. (a)	2,700	247,617
Stratasys Ltd. (a)(b)(c)	2,100	211,134
Western Digital Corp. (a)	2,000	199,660
Zebra Technologies Corp. (a)(c)	2,306	184,642
		4,500,523
Telecommunication Services - 0.2%
AT&T, Inc. (a)	2,700	96,093
Sprint Corp. (a)(c)	17,000	124,950
T-Mobile US, Inc. (a)(c)	8,800	289,872
Verizon Communications, Inc. (a)	3,800	191,596
		702,511
Transportation - 0.7%
Alaska Air Group, Inc. (a)	6,400	281,408
AMERCO (a)	700	184,212
American Airlines Group, Inc. (a)(c)	4,800	186,480
Avis Budget Group, Inc. (a)(c)	5,200	292,188
Copa Holdings SA (a)(b)	100	15,187
CSX Corp. (a)	2,600	77,792
Delta Air Lines, Inc. (a)	6,500	243,490
FedEx Corp. (a)	1,500	220,320
Hertz Global Holdings, Inc. (a)(c)	6,100	172,142
Kansas City Southern (a)	1,900	207,214
Kirby Corp. (a)(c)	300	34,938
Norfolk Southern Corp. (a)	1,400	142,324
Ryder System, Inc. (a)	900	77,517
Spirit Airlines, Inc. (a)(c)	3,298	215,755
Union Pacific Corp. (a)	2,600	255,606
United Continental Holdings, Inc. (a)(c)	6,500	301,535
United Parcel Service, Inc. (a)	1,700	165,053
		3,073,161
Utilities - 0.3%
American Water Works Co., Inc. (a)	600	28,662
CenterPoint Energy, Inc. (a)	7,900	192,128
Dominion Resources, Inc. (a)	2,700	182,628
Duke Energy Corp. (a)	2,200	158,686
FirstEnergy Corp. (a)	300	9,363
NextEra Energy, Inc. (a)	2,000	187,780
NiSource, Inc. (a)	5,100	192,168
ONE Gas, Inc. (a)	725	26,100
Sempra Energy (a)	1,800	179,478
Southern Co. (a)	2,500	108,225
		1,265,218
TOTAL COMMON STOCKS (Cost $75,077,162)		85,977,487

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
American Capital Agency Corp. (a)	9,000	208,080
American Tower Corp. (a)	2,400	226,536
Annaly Capital Management, Inc. (a)	12,600	139,860
AvalonBay Communities, Inc. (a)	1,500	222,120
Boston Properties, Inc. (a)	300	35,835
Corrections Corp. of America (a)	200	6,444
Crown Castle International Corp. (a)	200	14,836
Digital Realty Trust, Inc. (a)	800	51,512
Equity Residential (a)	3,300	213,345
Health Care REIT, Inc. (a)	900	57,267
LaSalle Hotel Properties (a)	12	418
Prologis, Inc. (a)	4,500	183,645
Public Storage (a)	1,000	171,610
Simon Property Group, Inc. (a)	200	33,638
Vornado Realty Trust (a)	2,000	212,040
Washington Prime Group, Inc. (a)(c)	700	13,223
Weyerhaeuser Co. (a)	5,800	181,656
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,738,776)		1,972,065

INVESTMENT COMPANY - 0.0%
Closed-End Mutual Fund - 0.0%
American Capital Ltd. (c)	800	12,128
TOTAL INVESTMENT COMPANY (Cost $10,745)		12,128

RIGHTS - 0.0%
Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,000	55
TOTAL RIGHTS (Cost $0)		55

SHORT-TERM INVESTMENTS - 79.8%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (d)(e)	92,507	92,507
First American Government Obligations Fund - Class Z - 0.01% (d)(e)	92,508	92,508
First American Prime Obligations Fund - Class Z - 0.02% (d)(e)	92,508	92,508
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (d)(e)	92,508	92,508
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (d)(e)	92,508	92,508
		462,539

	Principal Amount
U.S. Treasury Bills - 79.7%
0.019%, 08/07/2014(e)(f)	$27,200,000	27,199,913
0.020%, 08/14/2014(e)(f)	31,200,000	31,199,774
0.019%, 08/21/2014(e)(f)	32,300,000	32,299,658
0.014%, 08/28/2014(e)(f)	20,300,000	20,299,781
0.020%, 09/04/2014(e)(f)	40,700,000	40,699,231
0.017%, 09/11/2014(e)(f)	34,600,000	34,599,334
0.023%, 09/18/2014(e)(f)	30,200,000	30,199,060
0.019%, 09/25/2014(e)(f)	37,000,000	36,998,936
0.019%, 10/02/2014(e)(f)	36,100,000	36,099,531
0.015%, 10/09/2014(e)(f)	42,600,000	42,599,574
		332,194,792
TOTAL SHORT-TERM INVESTMENTS (Cost $332,655,837)		332,657,331

TOTAL INVESTMENTS (Cost $409,482,520) - 100.9%		420,619,066
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(3,944,681)
TOTAL NET ASSETS - 100.0%		$416,674,385

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	All or portion of this security may be subject to call options written.
(b)	Foreign issued security. Total foreign securities are $3,948,918 which represents 0.9% of net assets.
(c)	Non-income producing security.
(d)	Rate shown is the 7-day effective yield.
(e)	All or portion of this security is held as collateral for put options written.
(f)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND
Written Options as of July 31, 2014 (Unaudited)

		Fair
DESCRIPTION	Contracts	Value
CALL OPTIONS

3M Co., Expires 08/01/2014, Strike Price $147.00	4	$18
3M Co., Expires 08/08/2014, Strike Price $148.00	8	48
Accenture PLC, Expires 08/01/2014, Strike Price $82.00	9	22
Accenture PLC, Expires 08/08/2014, Strike Price $82.00	8	40
Accenture PLC, Expires 08/08/2014, Strike Price $83.00	4	10
Actavis PLC, Expires 08/01/2014, Strike Price $232.50	5	37
Actavis PLC, Expires 08/01/2014, Strike Price $235.00	1	7
Actavis PLC, Expires 08/01/2014, Strike Price $255.00	2	15
Activision Blizzard, Inc., Expires 08/01/2014, Strike Price $23.50	20	80
Allergan, Inc., Expires 08/01/2014, Strike Price $180.00	10	250
Amazon.com, Inc., Expires 08/01/2014, Strike Price $345.00	1	2
Amazon.com, Inc., Expires 08/01/2014, Strike Price $355.00	1	1
Amazon.com, Inc., Expires 08/01/2014, Strike Price $365.00	1	1
Amazon.com, Inc., Expires 08/08/2014, Strike Price $357.50	1	6
Amazon.com, Inc., Expires 08/08/2014, Strike Price $365.00	2	14
American Airlines Group, Inc., Expires 08/01/2014, Strike Price $43.50	14	56
American Airlines Group, Inc., Expires 08/08/2014, Strike Price $45.00	21	84
American Airlines Group, Inc., Expires 08/08/2014, Strike Price $45.50	7	45
American International Group, Inc., Expires 08/01/2014, Strike Price $55.50	22	55
American International Group, Inc., Expires 08/01/2014, Strike Price $56.00	10	20
AmTrust Financial Services, Inc., Expires 08/01/2014, Strike Price $43.50	41	1,845
Apple, Inc., Expires 08/01/2014, Strike Price $100.00	6	9
Apple, Inc., Expires 08/01/2014, Strike Price $102.00	9	4
Apple, Inc., Expires 08/01/2014, Strike Price $103.00	3	1
Applied Materials, Inc., Expires 08/01/2014, Strike Price $23.00	82	451
Archer-Daniels-Midland Co., Expires 08/01/2014, Strike Price $51.00	18	54
Archer-Daniels-Midland Co., Expires 08/01/2014, Strike Price $51.50	24	60
AT&T, Inc., Expires 08/08/2014, Strike Price $36.50	19	143
Athenahealth, Inc., Expires 08/01/2014, Strike Price $139.00	5	50
Athenahealth, Inc., Expires 08/01/2014, Strike Price $143.00	6	75
Athenahealth, Inc., Expires 08/01/2014, Strike Price $144.00	2	25
Baker Hughes, Inc., Expires 08/08/2014, Strike Price $77.00	24	48
Baxter International, Inc., Expires 08/01/2014, Strike Price $78.00	7	49
Baxter International, Inc., Expires 08/01/2014, Strike Price $79.00	16	88
Best Buy Co., Inc., Expires 08/01/2014, Strike Price $33.00	37	92
Best Buy Co., Inc., Expires 08/01/2014, Strike Price $33.50	19	47
Boeing Co., Expires 08/01/2014, Strike Price $129.00	5	10
Boeing Co., Expires 08/01/2014, Strike Price $130.00	6	6
Boeing Co., Expires 08/01/2014, Strike Price $131.00	3	1
Bristol-Myers Squibb Co., Expires 08/08/2014, Strike Price $51.00	35	1,312
Broadcom Corp., Expires 08/01/2014, Strike Price $38.50	1	17
Broadcom Corp., Expires 08/01/2014, Strike Price $39.50	45	292
Caterpillar, Inc., Expires 08/01/2014, Strike Price $107.00	3	3
Caterpillar, Inc., Expires 08/08/2014, Strike Price $109.00	9	117
Caterpillar, Inc., Expires 08/08/2014, Strike Price $110.00	6	72
CBOE S&P 500, Expires 08/01/2014, Strike Price $1995.00	197	493
CBOE S&P 500, Expires 08/01/2014, Strike Price $2000.00	216	540
CBS Corp., Expires 08/01/2014, Strike Price $61.50	3	7
CBS Corp., Expires 08/01/2014, Strike Price $62.00	25	312
CBS Corp., Expires 08/01/2014, Strike Price $62.50	1	10
CBS Corp., Expires 08/01/2014, Strike Price $65.00	1	12
CF Industries Holdings, Inc., Expires 08/01/2014, Strike Price $262.50	2	17
CF Industries Holdings, Inc., Expires 08/01/2014, Strike Price $265.00	2	25
Chesapeake Energy Corp., Expires 08/01/2014, Strike Price $29.50	3	4
Chesapeake Energy Corp., Expires 08/01/2014, Strike Price $30.00	12	24
Chesapeake Energy Corp., Expires 08/01/2014, Strike Price $31.00	50	75
Chipotle Mexican Grill, Inc., Expires 08/01/2014, Strike Price $720.00	3	7
Cisco Systems, Inc., Expires 08/08/2014, Strike Price $26.50	68	136
Citigroup, Inc., Expires 08/01/2014, Strike Price $52.00	35	70
Coach, Inc., Expires 08/01/2014, Strike Price $37.00	10	25
Coach, Inc., Expires 08/01/2014, Strike Price $38.50	1	2
Cognizant Technology Solutions Corp., Expires 08/01/2014, Strike Price $52.50	8	60
Cognizant Technology Solutions Corp., Expires 08/01/2014, Strike Price $53.00	18	135
Cognizant Technology Solutions Corp., Expires 08/01/2014, Strike Price $53.50	6	45
Comcast Corp., Expires 08/08/2014, Strike Price $56.50	29	261
Comcast Corp., Expires 08/08/2014, Strike Price $57.00	1	6
Costco Wholesale Corp., Expires 08/01/2014, Strike Price $122.00	1	4
Costco Wholesale Corp., Expires 08/08/2014, Strike Price $120.00	7	213
Costco Wholesale Corp., Expires 08/08/2014, Strike Price $121.00	4	66
Cree, Inc., Expires 08/01/2014, Strike Price $51.00	30	75
Cree, Inc., Expires 08/01/2014, Strike Price $54.00	6	21
Cummins, Inc., Expires 08/01/2014, Strike Price $147.00	1	7
Cummins, Inc., Expires 08/01/2014, Strike Price $148.00	6	45
Cummins, Inc., Expires 08/08/2014, Strike Price $149.00	4	60
CVS Caremark Corp., Expires 08/01/2014, Strike Price $80.00	22	66
Deere & Co., Expires 08/01/2014, Strike Price $87.00	18	81
Deere & Co., Expires 08/01/2014, Strike Price $89.00	2	7
Delta Air Lines, Inc., Expires 08/01/2014, Strike Price $41.50	45	90
Devon Energy Corp., Expires 08/01/2014, Strike Price $82.00	22	66
Discover Financial Services, Expires 08/01/2014, Strike Price $65.00	5	50
Discover Financial Services, Expires 08/08/2014, Strike Price $64.50	18	225
DISH Network Corp., Expires 08/01/2014, Strike Price $66.00	5	62
DISH Network Corp., Expires 08/01/2014, Strike Price $67.00	5	62
DISH Network Corp., Expires 08/01/2014, Strike Price $67.50	17	212
Dollar General Corp., Expires 08/01/2014, Strike Price $59.00	19	142
Dollar General Corp., Expires 08/01/2014, Strike Price $59.50	5	62
Dollar General Corp., Expires 08/01/2014, Strike Price $60.00	5	62
Dollar General Corp., Expires 08/01/2014, Strike Price $63.50	1	12
Dollar General Corp., Expires 08/01/2014, Strike Price $65.00	1	12
Dow Chemical Co., Expires 08/01/2014, Strike Price $54.00	26	39
Dow Chemical Co., Expires 08/01/2014, Strike Price $55.00	6	9
DR Horton, Inc., Expires 08/01/2014, Strike Price $23.00	10	20
DR Horton, Inc., Expires 08/08/2014, Strike Price $23.50	10	30
DR Horton, Inc., Expires 08/08/2014, Strike Price $24.00	40	100
E*Trade Financial Corp., Expires 08/08/2014, Strike Price $22.50	82	1,066
eBay, Inc., Expires 08/01/2014, Strike Price $53.50	18	171
eBay, Inc., Expires 08/01/2014, Strike Price $54.00	4	18
eBay, Inc., Expires 08/01/2014, Strike Price $54.50	12	36
EI du Pont de Nemours & Co., Expires 08/08/2014, Strike Price $67.50	26	117
Electronic Arts, Inc., Expires 08/01/2014, Strike Price $36.50	6	12
Electronic Arts, Inc., Expires 08/08/2014, Strike Price $37.00	13	65
Electronic Arts, Inc., Expires 08/08/2014, Strike Price $37.50	32	80
EOG Resources, Inc., Expires 08/01/2014, Strike Price $122.00	8	16
EOG Resources, Inc., Expires 08/01/2014, Strike Price $123.00	3	6
EOG Resources, Inc., Expires 08/01/2014, Strike Price $124.00	4	8
F5 Networks, Inc., Expires 08/01/2014, Strike Price $120.00	15	37
Facebook, Inc., Expires 08/01/2014, Strike Price $80.00	4	2
Facebook, Inc., Expires 08/01/2014, Strike Price $81.00	19	9
Family Dollar Stores, Inc., Expires 08/01/2014, Strike Price $63.50	1	1,135
Family Dollar Stores, Inc., Expires 08/01/2014, Strike Price $64.00	5	5,425
Family Dollar Stores, Inc., Expires 08/01/2014, Strike Price $71.00	5	1,800
Family Dollar Stores, Inc., Expires 08/01/2014, Strike Price $72.00	15	4,050
Family Dollar Stores, Inc., Expires 08/01/2014, Strike Price $73.50	2	295
FedEx Corp., Expires 08/08/2014, Strike Price $155.00	4	44
FedEx Corp., Expires 08/08/2014, Strike Price $157.50	8	68
FireEye, Inc., Expires 08/01/2014, Strike Price $39.50	16	80
FireEye, Inc., Expires 08/01/2014, Strike Price $40.00	16	80
FireEye, Inc., Expires 08/01/2014, Strike Price $40.50	10	75
FireEye, Inc., Expires 08/01/2014, Strike Price $41.00	8	60
Fossil Group, Inc., Expires 08/01/2014, Strike Price $106.00	14	140
Fossil Group, Inc., Expires 08/01/2014, Strike Price $107.00	3	22
Freeport-McMoRan, Inc., Expires 08/01/2014, Strike Price $39.50	8	8
GameStop Corp., Expires 08/01/2014, Strike Price $45.50	3	13
GameStop Corp., Expires 08/01/2014, Strike Price $49.50	1	3
Gap, Inc., Expires 08/01/2014, Strike Price $41.00	28	140
Gap, Inc., Expires 08/01/2014, Strike Price $43.00	1	3
Gap, Inc., Expires 08/08/2014, Strike Price $42.50	8	100
General Motors Co., Expires 08/08/2014, Strike Price $37.00	16	48
General Motors Co., Expires 08/08/2014, Strike Price $37.50	33	132
Goldman Sachs Group, Inc., Expires 08/01/2014, Strike Price $180.00	6	6
Goldman Sachs Group, Inc., Expires 08/01/2014, Strike Price $182.50	4	28
Google, Inc., Expires 08/01/2014, Strike Price $617.50	1	15
Google, Inc., Expires 08/01/2014, Strike Price $620.00	2	10
Google, Inc., Expires 08/01/2014, Strike Price $625.00	1	7
Google, Inc., Expires 08/01/2014, Strike Price $627.50	2	25
Halliburton Co., Expires 08/01/2014, Strike Price $75.00	4	10
Halliburton Co., Expires 08/08/2014, Strike Price $74.50	13	13
Halliburton Co., Expires 08/08/2014, Strike Price $77.00	4	6
Herbalife Ltd., Expires 08/01/2014, Strike Price $62.50	28	28
Herbalife Ltd., Expires 08/01/2014, Strike Price $63.00	2	2
Hewlett-Packard Co., Expires 08/01/2014, Strike Price $36.50	45	67
Hewlett-Packard Co., Expires 08/01/2014, Strike Price $37.00	5	7
Home Depot, Inc., Expires 08/01/2014, Strike Price $83.00	21	31
International Business Machines Corp., Expires 08/01/2014, Strike Price $197.50	6	9
International Business Machines Corp., Expires 08/01/2014, Strike Price $202.50	2	3
International Business Machines Corp., Expires 08/08/2014, Strike Price $202.50	1	4
Intuitive Surgical, Inc., Expires 08/01/2014, Strike Price $520.00	1	40
Intuitive Surgical, Inc., Expires 08/01/2014, Strike Price $525.00	3	67
Johnson & Johnson, Expires 08/01/2014, Strike Price $106.00	17	34
Joy Global, Inc., Expires 08/01/2014, Strike Price $67.50	5	45
Joy Global, Inc., Expires 08/01/2014, Strike Price $68.50	10	125
Joy Global, Inc., Expires 08/01/2014, Strike Price $69.50	14	126
Kansas City Southern, Expires 08/01/2014, Strike Price $122.00	15	112
Kansas City Southern, Expires 08/08/2014, Strike Price $116.00	1	10
Keurig Green Mountain, Inc., Expires 08/01/2014, Strike Price $131.00	3	34
Keurig Green Mountain, Inc., Expires 08/01/2014, Strike Price $132.00	3	25
Keurig Green Mountain, Inc., Expires 08/01/2014, Strike Price $133.00	5	55
Keurig Green Mountain, Inc., Expires 08/01/2014, Strike Price $134.00	3	33
Kohl's Corp., Expires 08/01/2014, Strike Price $53.00	1	85
Kohl's Corp., Expires 08/01/2014, Strike Price $53.50	18	765
Kohl's Corp., Expires 08/01/2014, Strike Price $54.00	1	17
Kohl's Corp., Expires 08/01/2014, Strike Price $54.50	6	75
Kohl's Corp., Expires 08/01/2014, Strike Price $55.50	1	7
Kohl's Corp., Expires 08/01/2014, Strike Price $56.00	6	30
Las Vegas Sands Corp., Expires 08/01/2014, Strike Price $76.00	16	40
Las Vegas Sands Corp., Expires 08/01/2014, Strike Price $79.00	8	24
Mallinckrodt PLC, Expires 08/01/2014, Strike Price $74.50	1	20
Mallinckrodt PLC, Expires 08/01/2014, Strike Price $76.00	1	20
Mallinckrodt PLC, Expires 08/01/2014, Strike Price $81.00	11	192
Mallinckrodt PLC, Expires 08/01/2014, Strike Price $82.00	8	140
Mallinckrodt PLC, Expires 08/01/2014, Strike Price $83.00	4	70
MannKind Corp., Expires 08/01/2014, Strike Price $9.50	189	378
MannKind Corp., Expires 08/01/2014, Strike Price $10.00	20	50
MannKind Corp., Expires 08/01/2014, Strike Price $10.50	1	4
MannKind Corp., Expires 08/01/2014, Strike Price $11.00	3	8
Marvell Technology Group Ltd., Expires 08/01/2014, Strike Price $14.00	2	2
Marvell Technology Group Ltd., Expires 08/01/2014, Strike Price $15.00	3	11
Marvell Technology Group Ltd., Expires 08/01/2014, Strike Price $15.50	129	452
McDonald's Corp., Expires 08/01/2014, Strike Price $98.00	18	45
Medtronic, Inc., Expires 08/01/2014, Strike Price $66.00	1	2
Medtronic, Inc., Expires 08/08/2014, Strike Price $65.50	25	100
MGM Resorts International, Expires 08/01/2014, Strike Price $27.50	67	469
Michael Kors Holdings Ltd., Expires 08/01/2014, Strike Price $89.00	14	105
Michael Kors Holdings Ltd., Expires 08/01/2014, Strike Price $90.00	5	12
Michael Kors Holdings Ltd., Expires 08/01/2014, Strike Price $92.00	2	5
Micron Technology, Inc., Expires 08/01/2014, Strike Price $34.00	3	3
Micron Technology, Inc., Expires 08/01/2014, Strike Price $35.50	18	9
Micron Technology, Inc., Expires 08/01/2014, Strike Price $36.00	27	14
Micron Technology, Inc., Expires 08/01/2014, Strike Price $36.50	6	12
Microsoft Corp., Expires 08/01/2014, Strike Price $46.00	32	16
Microsoft Corp., Expires 08/01/2014, Strike Price $46.50	7	4
Monsanto Co., Expires 08/01/2014, Strike Price $121.00	13	78
Monsanto Co., Expires 08/01/2014, Strike Price $122.00	1	6
Monsanto Co., Expires 08/01/2014, Strike Price $124.00	1	6
Monster Beverage Corp., Expires 08/01/2014, Strike Price $68.00	1	18
Monster Beverage Corp., Expires 08/01/2014, Strike Price $68.50	1	18
Monster Beverage Corp., Expires 08/01/2014, Strike Price $71.00	7	123
Monster Beverage Corp., Expires 08/01/2014, Strike Price $71.50	7	123
Monster Beverage Corp., Expires 08/01/2014, Strike Price $72.00	6	105
Monster Beverage Corp., Expires 08/01/2014, Strike Price $72.50	1	15
Monster Beverage Corp., Expires 08/01/2014, Strike Price $73.00	1	13
Monster Beverage Corp., Expires 08/01/2014, Strike Price $74.00	1	15
Monster Beverage Corp., Expires 08/01/2014, Strike Price $77.00	2	30
NetApp, Inc., Expires 08/01/2014, Strike Price $39.50	45	225
Netflix, Inc., Expires 08/01/2014, Strike Price $460.00	2	6
Netflix, Inc., Expires 08/01/2014, Strike Price $470.00	1	4
Netflix, Inc., Expires 08/01/2014, Strike Price $475.00	1	3
NIKE, Inc., Expires 08/01/2014, Strike Price $81.00	1	5
NIKE, Inc., Expires 08/08/2014, Strike Price $81.00	21	158
Norfolk Southern Corp., Expires 08/08/2014, Strike Price $107.00	8	60
Norfolk Southern Corp., Expires 08/08/2014, Strike Price $110.00	3	15
Nu Skin Enterprises, Inc., Expires 08/01/2014, Strike Price $67.50	20	200
Nu Skin Enterprises, Inc., Expires 08/01/2014, Strike Price $68.00	7	88
Nucor Corp., Expires 08/08/2014, Strike Price $53.50	33	116
NVIDIA Corp., Expires 08/01/2014, Strike Price $18.50	70	210
NVIDIA Corp., Expires 08/01/2014, Strike Price $19.00	30	75
NVIDIA Corp., Expires 08/01/2014, Strike Price $20.00	3	9
Palo Alto Networks, Inc., Expires 08/01/2014, Strike Price $89.00	4	30
Palo Alto Networks, Inc., Expires 08/01/2014, Strike Price $90.00	16	120
Palo Alto Networks, Inc., Expires 08/08/2014, Strike Price $90.00	1	18
Pandora Media, Inc., Expires 08/08/2014, Strike Price $28.50	2	15
Pandora Media, Inc., Expires 08/08/2014, Strike Price $29.50	60	240
Pandora Media, Inc., Expires 08/08/2014, Strike Price $30.00	8	24
Peabody Energy Corp., Expires 08/08/2014, Strike Price $16.00	62	279
PepsiCo, Inc., Expires 08/01/2014, Strike Price $94.00	12	12
PepsiCo, Inc., Expires 08/08/2014, Strike Price $94.00	6	15
Pioneer Natural Resources Co., Expires 08/01/2014, Strike Price $245.00	2	25
Pioneer Natural Resources Co., Expires 08/01/2014, Strike Price $247.50	4	50
Pioneer Natural Resources Co., Expires 08/01/2014, Strike Price $250.00	1	3
Priceline Group, Inc., Expires 08/01/2014, Strike Price $1300.00	1	15
Priceline Group, Inc., Expires 08/01/2014, Strike Price $1310.00	1	8
PulteGroup, Inc., Expires 08/01/2014, Strike Price $18.50	1	3
PulteGroup, Inc., Expires 08/08/2014, Strike Price $19.50	98	294
QUALCOMM, Inc., Expires 08/01/2014, Strike Price $80.00	4	2
Questcor Pharmaceuticals, Inc., Expires 08/08/2014, Strike Price $100.00	19	48
Rackspace Hosting, Inc., Expires 08/01/2014, Strike Price $33.50	55	138
Rackspace Hosting, Inc., Expires 08/08/2014, Strike Price $34.50	1	8
Salesforce.com, Inc., Expires 08/01/2014, Strike Price $57.50	13	52
Salesforce.com, Inc., Expires 08/01/2014, Strike Price $58.00	18	81
Salesforce.com, Inc., Expires 08/01/2014, Strike Price $60.00	1	2
Schlumberger Ltd., Expires 08/08/2014, Strike Price $118.00	3	8
Schlumberger Ltd., Expires 08/08/2014, Strike Price $119.00	10	25
Seadrill Ltd., Expires 08/01/2014, Strike Price $38.00	27	68
SolarCity Corp., Expires 08/01/2014, Strike Price $85.00	25	38
Starbucks Corp., Expires 08/01/2014, Strike Price $81.00	9	5
Stratasys Ltd., Expires 08/01/2014, Strike Price $113.00	2	15
Stratasys Ltd., Expires 08/01/2014, Strike Price $114.00	8	100
Stratasys Ltd., Expires 08/01/2014, Strike Price $115.00	11	83
Target Corp., Expires 08/08/2014, Strike Price $62.50	24	120
Toll Brothers, Inc., Expires 08/01/2014, Strike Price $36.00	1	3
TripAdvisor, Inc., Expires 08/01/2014, Strike Price $110.00	6	15
TripAdvisor, Inc., Expires 08/01/2014, Strike Price $111.00	1	5
TripAdvisor, Inc., Expires 08/01/2014, Strike Price $112.00	6	75
TripAdvisor, Inc., Expires 08/01/2014, Strike Price $114.00	1	13
TripAdvisor, Inc., Expires 08/01/2014, Strike Price $115.00	1	13
TripAdvisor, Inc., Expires 08/01/2014, Strike Price $118.00	1	13
TripAdvisor, Inc., Expires 08/01/2014, Strike Price $120.00	1	3
TripAdvisor, Inc., Expires 08/08/2014, Strike Price $114.00	1	13
Under Armour, Inc., Expires 08/01/2014, Strike Price $75.00	8	20
Under Armour, Inc., Expires 08/08/2014, Strike Price $77.50	17	128
Union Pacific Corp., Expires 08/01/2014, Strike Price $103.00	8	20
Union Pacific Corp., Expires 08/08/2014, Strike Price $104.00	9	63
United Continental Holdings, Inc., Expires 08/08/2014, Strike Price $53.00	7	39
United Continental Holdings, Inc., Expires 08/08/2014, Strike Price $53.50	6	27
United Continental Holdings, Inc., Expires 08/08/2014, Strike Price $54.00	12	54
United Continental Holdings, Inc., Expires 08/08/2014, Strike Price $54.50	6	24
United Continental Holdings, Inc., Expires 08/08/2014, Strike Price $55.00	6	21
United Rentals, Inc., Expires 08/01/2014, Strike Price $118.00	3	8
United Rentals, Inc., Expires 08/01/2014, Strike Price $119.00	6	15
United Rentals, Inc., Expires 08/01/2014, Strike Price $120.00	3	8
United Rentals, Inc., Expires 08/01/2014, Strike Price $121.00	3	8
United Technologies Corp., Expires 08/01/2014, Strike Price $114.00	16	72
UnitedHealth Group, Inc., Expires 08/01/2014, Strike Price $85.00	1	2
UnitedHealth Group, Inc., Expires 08/01/2014, Strike Price $87.00	12	30
UnitedHealth Group, Inc., Expires 08/01/2014, Strike Price $88.00	1	2
UnitedHealth Group, Inc., Expires 08/01/2014, Strike Price $89.00	7	14
Visa, Inc., Expires 08/01/2014, Strike Price $222.50	4	12
Visa, Inc., Expires 08/08/2014, Strike Price $225.00	1	9
Visa, Inc., Expires 08/08/2014, Strike Price $227.50	1	3
VMWare, Inc., Expires 08/01/2014, Strike Price $102.00	1	25
VMWare, Inc., Expires 08/01/2014, Strike Price $103.00	1	23
Walgreen Co., Expires 08/01/2014, Strike Price $74.00	1	4
Walgreen Co., Expires 08/01/2014, Strike Price $77.00	24	48
Wal-Mart Stores, Inc., Expires 08/01/2014, Strike Price $79.00	22	55
Wal-Mart Stores, Inc., Expires 08/08/2014, Strike Price $77.00	1	2
Walt Disney Co., Expires 08/01/2014, Strike Price $88.00	16	24
Walt Disney Co., Expires 08/01/2014, Strike Price $89.00	4	12
Wells Fargo & Co., Expires 08/01/2014, Strike Price $52.50	26	26
Workday, Inc., Expires 08/01/2014, Strike Price $87.00	4	90
Workday, Inc., Expires 08/01/2014, Strike Price $88.00	12	120
Workday, Inc., Expires 08/01/2014, Strike Price $89.00	8	80
Workday, Inc., Expires 08/01/2014, Strike Price $90.00	1	8
Yahoo!, Inc., Expires 08/01/2014, Strike Price $36.50	1	8
Yahoo!, Inc., Expires 08/01/2014, Strike Price $37.00	27	81
Yahoo!, Inc., Expires 08/01/2014, Strike Price $37.50	18	27
Yahoo!, Inc., Expires 08/01/2014, Strike Price $39.00	2	1
Yahoo!, Inc., Expires 08/01/2014, Strike Price $39.50	2	2
Zillow, Inc., Expires 08/01/2014, Strike Price $145.00	1	140
Zillow, Inc., Expires 08/01/2014, Strike Price $165.00	3	8
Zillow, Inc., Expires 08/01/2014, Strike Price $170.00	2	5
Zillow, Inc., Expires 08/01/2014, Strike Price $175.00	6	15
Zoetis, Inc., Expires 08/01/2014, Strike Price $33.50	9	23
Zoetis, Inc., Expires 08/01/2014, Strike Price $34.00	27	135
Zulily, Inc., Expires 08/01/2014, Strike Price $39.50	32	240
Zulily, Inc., Expires 08/01/2014, Strike Price $40.00	7	53
Zulily, Inc., Expires 08/01/2014, Strike Price $41.50	1	8
Zulily, Inc., Expires 08/01/2014, Strike Price $42.50	1	8
Zulily, Inc., Expires 08/01/2014, Strike Price $44.00	7	53
TOTAL CALL OPTIONS		35,099
(Premiums Received $78,304)

PUT OPTIONS
CBOE S&P 500, Expires 08/01/2014, Strike Price $1935.00	250	242,500
CBOE S&P 500, Expires 08/08/2014, Strike Price $1930.00	240	456,000
CBOE S&P 500, Expires 08/08/2014, Strike Price $1935.00	445	901,125
CBOE S&P 500, Expires 08/08/2014, Strike Price $1940.00	617	1,502,395
NASDAQ, Expires 08/08/2014, Strike Price $3920.00	5	18,850
NASDAQ, Expires 08/08/2014, Strike Price $3925.00	10	51,950
NASDAQ, Expires 08/08/2014, Strike Price $3930.00	13	55,523
NASDAQ, Expires 08/08/2014, Strike Price $3955.00	12	86,760
TOTAL PUT OPTIONS		3,315,103
(Premiums Received $2,698,567)
TOTAL WRITTEN OPTIONS		$3,350,202

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 2.8%
Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$53,712
Federal-Mogul Holdings Corp. (a)(b)	2,600	41,444
Tower International, Inc. (a)(b)	2,100	66,150
		161,306
Banks - 0.0%
PacWest Bancorp (a)	1,078	44,920
Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	20,000	27,800
PowerSecure International, Inc. (a)(b)	6,300	61,929
Wabash National Corp. (a)(b)	4,200	57,162
		146,891
Commercial & Professional Services - 0.0%
WageWorks, Inc. (a)(b)	1,100	45,914
Consumer Durables & Apparel - 0.1%
Crocs, Inc. (a)(b)	3,300	52,371
JAKKS Pacific, Inc. (a)(b)	8,600	53,664
Nautilus, Inc. (a)(b)	6,800	67,728
		173,763
Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	40,700
Bridgepoint Education, Inc. (a)(b)	2,164	25,990
		66,690
Energy - 0.2%
CARBO Ceramics, Inc. (a)	500	62,270
Goodrich Petroleum Corp. (a)(b)	2,300	44,298
McDermott International, Inc. (a)(b)(c)	6,300	45,990
Penn Virginia Corp. (a)(b)	3,600	46,872
		199,430
Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	31,780
Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)	1,100	52,151
Air Methods Corp. (a)(b)	1,100	55,275
Anika Therapeutics, Inc. (a)(b)	2,000	84,120
DexCom, Inc. (a)(b)	1,700	64,056
Medidata Solutions, Inc. (a)(b)	1,000	44,840
Orthofix International NV (a)(b)	1,900	62,814
Rockwell Medical, Inc. (a)(b)	9,200	92,920
		456,176
Materials - 0.2%
Century Aluminum Co. (a)(b)	5,200	97,760
Compass Minerals International, Inc. (a)	600	51,612
Hecla Mining Co. (a)	13,600	42,976
Intrepid Potash, Inc. (a)(b)	3,500	51,835
		244,183
Media - 0.1%
Entravision Communications Corp. (a)	7,700	43,043
Sizmek, Inc. (a)(b)	3,800	34,542
World Wrestling Entertainment, Inc. (a)	4,500	56,160
		133,745
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	42,567
Agios Pharmaceuticals, Inc. (a)(b)	1,500	60,450
Endocyte, Inc. (a)(b)	7,800	51,753
Halozyme Therapeutics, Inc. (a)(b)	6,700	65,258
Insmed, Inc. (a)(b)	4,300	73,487
InterMune, Inc. (a)(b)	3,000	131,610
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	55,685
Merrimack Pharmaceuticals, Inc. (a)(b)	7,000	41,370
NPS Pharmaceuticals, Inc. (a)(b)	3,900	108,966
Pernix Therapeutics Holdings, Inc. (a)(b)	8,000	60,080
Prothena Corp. PLC (a)(b)(c)	2,400	41,664
Retrophin, Inc. (a)(b)	3,800	40,356
Sarepta Therapeutics, Inc. (a)(b)	1,900	40,546
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	60,270
		874,062
Retailing - 0.0%
Conn's, Inc. (a)(b)	1,100	44,000
Semiconductors & Semiconductor Equipment - 0.2%
Cirrus Logic, Inc. (a)(b)	2,600	58,318
Integrated Device Technology, Inc. (a)(b)	4,300	61,748
SunEdison, Inc. (a)(b)	6,100	122,000
SunPower Corp. (a)(b)	2,000	73,460
		315,526
Software & Services - 0.3%
Advent Software, Inc. (a)	1,600	51,936
Bankrate, Inc. (a)(b)	2,600	43,836
Conversant, Inc. (a)(b)	2,100	49,077
Gogo, Inc. (a)(b)	2,300	37,283
Infoblox, Inc. (a)(b)	2,500	30,300
Take-Two Interactive Software, Inc. (a)(b)	2,700	60,426
Vringo, Inc. (a)(b)	13,300	43,358
WebMD Health Corp. (a)(b)	1,300	64,779
		380,995
Technology Hardware & Equipment - 0.1%
Cray, Inc. (a)(b)	1,600	42,432
Ubiquiti Networks, Inc. (a)(b)	1,700	64,991
		107,423
Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	62,599
Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	63,460
XPO Logistics, Inc. (a)(b)	2,000	61,780
		125,240
TOTAL COMMON STOCKS (Cost $2,951,989)		3,614,643

CONTINGENT VALUE RIGHTS - 0.0%
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Furiex Pharmaceuticals, Inc. (b)	500	4,885
Trius Therapeutics, Inc. (b)	3,300	–
		4,885
Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)	2,700	6,804
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		11,689

SHORT-TERM INVESTMENTS - 98.3%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (d)(e)	24,826	24,826
First American Government Obligations Fund - Class Z - 0.01% (d)(e)	24,827	24,827
First American Prime Obligations Fund - Class Z - 0.02% (d)(e)	24,827	24,827
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (d)(e)	24,827	24,827
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (d)(e)	24,827	24,827
		124,134
	Principal Amount
U.S. Treasury Bills - 98.2%
0.019%, 08/07/2014(e)(f)	$16,800,000	16,799,946
0.020%, 08/14/2014(e)(f)	14,500,000	14,499,892
0.015%, 10/09/2014(e)(f)	13,400,000	13,399,866
0.019%, 08/21/2014(e)(f)	17,800,000	17,799,808
0.018%, 08/28/2014(e)(f)	6,200,000	6,199,915
0.020%, 09/04/2014(e)(f)	13,700,000	13,699,740
0.026%, 09/11/2014(e)(f)	7,650,000	7,649,772
0.023%, 09/18/2014(e)(f)	15,700,000	15,699,519
0.020%, 09/25/2014(e)(f)	12,000,000	11,999,638
0.020%, 10/02/2014(e)(f)	7,200,000	7,199,906
		124,948,002
TOTAL SHORT-TERM INVESTMENTS (Cost $125,071,732)		125,072,136

TOTAL INVESTMENTS (Cost $128,023,721) - 101.1%		128,698,468
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(1,446,960)
TOTAL NET ASSETS - 100.0%		$127,251,508

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $87,654 which represents 0.1% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	All or portion of this security is held as collateral for put options written.
(f)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Written Options as of July 31, 2014 (Unaudited)

DESCRIPTION	Contracts	Fair Value
CALL OPTIONS
CBOE Russell 2000, Expires 08/01/2014, Strike Price $1165.00	37	$93
TOTAL CALL OPTIONS
(Premiums Received $2,946)		93

PUT OPTIONS
CBOE Russell 2000, Expires 08/01/2014, Strike Price $1120.00	350	136,500
CBOE Russell 2000, Expires 08/08/2014, Strike Price $1120.00	264	385,440
CBOE Russell 2000, Expires 08/08/2014, Strike Price $1125.00	446	718,060
TOTAL PUT OPTIONS		1,240,000
(Premiums Received $1,095,968)
TOTAL WRITTEN OPTIONS		$1,240,093
(Premiums Received $1,098,914)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2014 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 100.1%
Open-End Mutual Funds - 100.1%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	8,932,470	$88,699,430
Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	16,901,561	176,959,342
TOTAL INVESTMENT COMPANIES (Cost $263,523,256)		265,658,772

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (b)	2,192	2,192
First American Government Obligations Fund - Class Z - 0.01% (b)	2,192	2,192
First American Prime Obligations Fund - Class Z - 0.02% (b)	2,191	2,191
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (b)	2,192	2,192
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	2,192	2,192
TOTAL SHORT-TERM INVESTMENTS (Cost $10,959)		10,959

TOTAL INVESTMENTS (Cost $263,534,215) - 100.1%		265,669,731
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(139,932)
TOTAL NET ASSETS - 100.0%		$265,529,799

Percentages are stated as a percent of net assets.
(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2014 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 0.8%
Automobiles & Components - 0.0%
Toyota Motor Corp. - ADR	300	$35,397
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	400	4,916
Commonwealth Bank of Australia (a)(b)	100	7,783
HSBC Holdings PLC - ADR	700	37,373
Westpac Banking Corp. (a)	100	3,216
		53,288
Capital Goods - 0.1%
voxeljet AG - ADR (c)	2,800	50,484
Consumer Durables & Apparel - 0.0%
Sony Corp. - ADR	2,100	38,703
Consumer Services - 0.1%
Melco Crown Entertainment Ltd. - ADR (b)	1,200	39,840
Diversified Financials - 0.0%
Credit Suisse Group AG - ADR	1,200	32,520
Energy - 0.1%
BP PLC - ADR	700	34,279
Total SA - ADR	500	32,250
		66,529
Food, Beverage & Tobacco - 0.1%
Anheuser-Busch InBev NV - ADR	300	32,394
Diageo PLC - ADR	300	36,066
		68,460
Materials - 0.0%
BHP Billiton Ltd. (a)	100	3,595
BHP Billiton Ltd. - ADR	100	7,109
Rio Tinto PLC - ADR	200	11,458
		22,162
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
AstraZeneca PLC - ADR	500	36,395
GlaxoSmithKline PLC - ADR	200	9,674
GW Pharmaceuticals PLC - ADR (b)(c)	400	33,840
Novartis AG - ADR	400	34,776
		114,685
Software & Services - 0.1%
SAP AG - ADR	500	39,245
Telecommunication Services - 0.1%
China Mobile Ltd. - ADR	800	43,592
Vodafone Group PLC - ADR (b)	1,100	36,542
		80,134
Utilities - 0.0%
National Grid PLC - ADR	500	35,895
TOTAL COMMON STOCKS (Cost $675,924)		677,342

SHORT-TERM INVESTMENTS - 97.2%
Money Market Funds - 65.5%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (d)(e)	10,325,728	10,325,728
First American Government Obligations Fund - Class Z - 0.01% (d)(e)	10,325,727	10,325,727
First American Prime Obligations Fund - Class Z - 0.02% (d)(e)	10,325,755	10,325,755
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (d)(e)	10,325,728	10,325,728
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (d)(e)	10,325,728	10,325,728
		51,628,666
	Principal
	Amount
U.S. Treasury Bills - 31.7%
0.020%, 08/14/2014 (e)(f)	$12,500,000	12,499,910
0.010%, 09/04/2014 (e)(f)	4,200,000	4,199,960
0.015%, 09/18/2014 (e)(f)	4,200,000	4,199,916
0.015%, 09/25/2014 (e)(f)	4,100,000	4,099,906
		24,999,692
TOTAL SHORT-TERM INVESTMENTS (Cost $76,628,358)		76,628,358

TOTAL INVESTMENTS (Cost $77,304,282) - 98.0%		77,305,700
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		1,543,840
TOTAL NET ASSETS - 100.0%		$78,849,540

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Private Limited Company
(a)	Foreign issued security. Total foreign securities are $14,594 which represents 0.0% of net assets.
(b)	All or a portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Rate shown is the 7-day effective yield.
(e)	All or portion of this security is held as collateral for put options written.
(f)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND
Written Options as of July 31, 2014 (Unaudited)

		Fair
DESCRIPTION	Contracts	Value
CALL OPTIONS
Commonwealth Bank of Australia, Expires 08/28/2014, Strike Price AUD 86.00	1	$20
GW Pharmaceuticals PLC, Expires 08/01/2014, Strike Price $101.00	4	620
Melco Crown Entertainment Ltd., Expires 08/01/2014, Strike Price $35.00	9	113
Melco Crown Entertainment Ltd., Expires 08/01/2014, Strike Price $35.50	2	25
Vodafone Group PLC, Expires 08/01/2014, Strike Price $35.00	8	76
TOTAL CALL OPTIONS
(Premiums Received $242)		854

PUT OPTIONS
CAC 40 Index, Expires 08/15/2014, Strike Price EUR 4250.00	67	54,290
Eurex Euro STOXX 50 Index, Expires 08/01/2014, Strike Price EUR 3125.00	100	12,824
Eurex Euro STOXX 50 Index, Expires 08/08/2014, Strike Price EUR 3125.00	268	120,738
FTSE 100 Index, Expires 08/15/2014, Strike Price GBP 6725.00	138	198,468
German Stock Index, Expires 08/08/2014, Strike Price EUR 9450.00	61	42,466
German Stock Index, Expires 08/08/2014, Strike Price EUR 9500.00	60	36,186
Hang Seng Index, Expires 08/28/2014, Strike Price HKD 24600.00	7	21,390
Hang Seng Index, Expires 08/28/2014, Strike Price HKD 24800.00	6	22,754
Nikkei-225 Stock Index, Expires 08/08/2014, Strike Price JPY 15500.00	41	57,755
Nikkei-225 Stock Index, Expires 08/08/2014, Strike Price JPY 15625.00	56	119,846
Nikkei-225 Stock Index, Expires 08/08/2014, Strike Price JPY 15750.00	35	42,482
S&P/ASX 200 Index, Expires 08/21/2014, Strike Price AUD 5550.00	70	18,214
S&P/ASX 200 Index, Expires 08/21/2014, Strike Price AUD 5600.00	25	10,222
S&P/ASX 200 Index, Expires 08/21/2014, Strike Price AUD 5625.00	19	9,711
Swiss Market Index, Expires 08/15/2014, Strike Price CHF 8400.00	83	67,691
TOTAL PUT OPTIONS
(Premiums Received $784,338)		835,037
TOTAL WRITTEN OPTIONS
(Premiums Received $784,580)		$835,891

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2014 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 1.6%
Automobiles & Components - 0.1%
Tata Motors Ltd. - ADR	600	$23,592
Banks - 0.1%
HDFC Bank Ltd. - ADR	400	18,960
ICICI Bank Ltd. - ADR	300	15,006
		33,966
Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. - ADR	800	15,640
Diversified Financials - 0.1%
Noah Holdings Ltd. - ADR (a)	1,400	22,484
Energy - 0.0%
Petroleo Brasileiro SA - ADR (b)	1,000	15,940
Health Care Equipment & Services - 0.0%
Mindray Medical International Ltd. - ADR	600	18,030
Insurance - 0.1%
China Life Insurance Co. Ltd. - ADR	500	22,180
Materials - 0.1%
AngloGold Ashanti Ltd. - ADR (a)	1,100	18,909
Sibanye Gold Ltd. - ADR	1,700	16,218
Vale SA - ADR	1,400	20,090
		55,217
Media - 0.1%
Grupo Televisa SAB - ADR	600	21,354
Real Estate - 0.1%
E-House China Holdings Ltd. - ADR	2,300	25,231
Retailing - 0.1%
Ctrip.com International Ltd. - ADR (a)	300	19,209
Qunar Cayman Islands Ltd. - ADR (a)	300	8,415
Vipshop Holdings Ltd. - ADR (a)	100	20,554
		48,178
Semiconductors & Semiconductor Equipment - 0.1%
JA Solar Holdings Co. Ltd. - ADR (a)	1,000	8,780
JinkoSolar Holding Co. Ltd. - ADR (a)	700	17,332
Trina Solar Ltd. - ADR (a)	1,900	21,299
		47,411
Software & Services - 0.7%
21Vianet Group, Inc. - ADR (a)	700	19,481
58.com, Inc. - ADR (a)	500	24,575
Baidu, Inc. - ADR (a)	200	43,210
Bitauto Holdings Ltd. - ADR (a)	500	27,180
Changyou.com Ltd. - ADR (a)	700	16,828
Infosys Ltd. - ADR	300	16,446
KongZhong Corp. - ADR (a)	2,100	17,052
NetEase, Inc. - ADR	200	16,808
NQ Mobile, Inc. - ADR (a)	400	2,704
Perfect World Co. Ltd. - ADR	1,000	19,430
Qihoo 360 Technology Co. Ltd. - ADR (a)(b)	300	27,345
Sky-Mobi Ltd. - ADR (a)	200	1,280
SouFun Holdings Ltd. - ADR (b)	1,600	18,352
Youku Tudou, Inc. - ADR (a)(b)	900	17,136
YY, Inc. - ADR (a)(b)	300	23,196
		291,023
Telecommunication Services - 0.0%
America Movil SAB de CV - Series L - ADR	800	18,856
TOTAL COMMON STOCKS (Cost $606,297)		659,102

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Banco Bradesco SA - ADR	1,200	18,336
Itau Unibanco Holding SA - ADR	1,210	18,634
TOTAL PREFERRED STOCKS (Cost $36,487)		36,970

SHORT-TERM INVESTMENTS - 99.5%
Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05%(c)(d)	22,622	22,622
First American Government Obligations Fund - Class Z - 0.01%(c)(d)	22,622	22,622
First American Prime Obligations Fund - Class Z - 0.02%(c)(d)	22,622	22,622
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (c)(d)	22,622	22,622
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01%(c)(d)	22,622	22,622
		113,110
	Principal
	Amount
U.S. Treasury Bills - 99.2%
0.017%, 08/07/2014(c)(e)	$3,000,000	2,999,991
0.019%, 08/14/2014(c)(e)	16,500,000	16,499,882
0.018%, 08/21/2014(c)(e)	3,500,000	3,499,965
0.007%, 08/28/2014(c)(e)	600,000	599,997
0.010%, 09/04/2014(c)(e)	4,800,000	4,799,955
0.010%, 09/11/2014(c)(e)	300,000	299,997
0.017%, 09/18/2014(c)(e)	5,500,000	5,499,875
0.015%, 09/25/2014(c)(e)	4,900,000	4,899,884
0.016%, 10/02/2014(c)(e)	300,000	299,996
0.015%, 10/09/2014(c)(e)	100,000	99,999
		39,499,541
TOTAL SHORT-TERM INVESTMENTS (Cost $39,612,645)		39,612,651

TOTAL INVESTMENTS (Cost $40,255,429) - 101.2%		40,308,723
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(480,539)
TOTAL NET ASSETS - 100.0%		$39,828,184

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	All or a portion of this security is held as collateral for put options written.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Written Options as of July 31, 2014 (Unaudited)

		Fair
DESCRIPTION	Contracts	Value
CALL OPTIONS
Petroleo Brasileiro SA, Expires 08/01/2014, Strike Price $18.00	10	$10
Qihoo 360 Technology Co. Ltd., Expires 08/01/2014, Strike Price $109.00	1	2
Qihoo 360 Technology Co. Ltd., Expires 08/01/2014, Strike Price $110.00	1	7
Qihoo 360 Technology Co. Ltd., Expires 08/08/2014, Strike Price $115.00	1	7
SouFun Holdings Ltd., Expires 08/01/2014, Strike Price $13.00	1	3
SouFun Holdings Ltd., Expires 08/01/2014, Strike Price $13.50	3	8
SouFun Holdings Ltd., Expires 08/01/2014, Strike Price $14.00	12	30
Youku Tudou, Inc., Expires 08/01/2014, Strike Price $21.00	2	20
Youku Tudou, Inc., Expires 08/01/2014, Strike Price $21.50	6	60
Youku Tudou, Inc., Expires 08/01/2014, Strike Price $23.00	1	8
YY, Inc., Expires 08/01/2014, Strike Price $86.00	1	10
YY, Inc., Expires 08/01/2014, Strike Price $87.00	1	10
TOTAL CALL OPTIONS
(Premiums Received $303)		175

PUT OPTIONS
iShares China Large-Cap ETF, Expires 08/01/2014, Strike Price $40.50	508	11,176
iShares MSCI Brazil Capped ETF, Expires 08/01/2014, Strike Price $48.50	365	11,680
iShares MSCI Emerging Markets ETF, Expires 08/01/2014, Strike Price $43.50	505	6,565
iShares MSCI Emerging Markets ETF, Expires 08/01/2014, Strike Price $44.00	533	20,254
iShares MSCI Emerging Markets ETF, Expires 08/08/2014, Strike Price $43.50	3,296	128,544
iShares MSCI Emerging Markets ETF, Expires 08/08/2014, Strike Price $44.00	1,947	116,820
iShares MSCI Mexico Capped ETF, Expires 08/01/2014, Strike Price $68.50	268	7,236
iShares MSCI South Korea Capped ETF, Expires 08/16/2014, Strike Price $67.00	115	16,043
Market Vectors Russia ETF, Expires 08/01/2014, Strike Price $23.50	395	1,975
Market Vectors Russia ETF, Expires 08/01/2014, Strike Price $24.00	1,167	17,505
TOTAL PUT OPTIONS
(Premiums Received $350,049)		337,798
TOTAL WRITTEN OPTIONS
(Premiums Received $350,352)		$337,973

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2014 (Unaudited)

		Fair
	Shares	Value
INVESTMENT COMPANIES - 99.5%
Open-End Mutual Funds - 99.5%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	806,971	$8,279,523
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,662,587	16,609,239
TOTAL INVESTMENT COMPANIES (Cost $24,759,673)		24,888,762

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05%(b)	31,262	31,262
First American Government Obligations Fund - Class Z - 0.01%(b)	31,262	31,262
First American Prime Obligations Fund - Class Z - 0.02%(b)	31,262	31,262
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06%, 0.05%(b)	31,261	31,261
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01%(b)	31,262	31,262
TOTAL SHORT-TERM INVESTMENTS (Cost $156,309)		156,309

TOTAL INVESTMENTS (Cost $24,915,982) - 100.1%		25,045,071
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(32,386)
TOTAL NET ASSETS - 100.0%		$25,012,685

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:

	Stone Ridge Reinsurance Risk Premium Fund	Stone Ridge High Yield Reinsurance Risk Premium Fund	Stone Ridge U.S. Variance Risk Premium Fund	Stone Ridge U.S. Small Cap Variance Risk Premium Fund	Stone Ridge U.S. Master Variance Risk Premium Fund	Stone Ridge International Developed Markets Variance Risk Premium Fund	Stone Ridge Emerging Markets Variance Risk Premium Fund	Stone Ridge International Master Variance Risk Premium Fund
Cost of Investments	$743,197,115	$309,894,736	$409,482,520	$128,023,721	$263,534,215	$77,304,282	$40,255,429	$24,915,982
Gross unrealized appreciation	$17,405,145	$7,915,749	$12,251,514	$792,060	$4,611,239	$24,578	$71,544	$181,285
Gross unrealized depreciation	(1,749,288)	(710,962)	(1,114,968)	(117,313)	(2,475,723)	(23,160)	(18,250)	(52,196)
Net unrealized appreciation	$15,655,857	$7,204,787	$11,136,546	$674,747	$2,135,516	$1,418	$53,294	$129,089

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the Nasdaq Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds), or similar restricted securities including Participation Notes and Preference Shares (Quota Shares) and private fund units are valued using average firm bids from at least two independent brokers  or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Advisor will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Adviser Valuation Committee may deem the indicative price or firm bid as reasonable. Event-linked bonds and similar restricted securities are valued on a weekly basis and on the last business day of each month. The Advisor monitors event-linked bonds daily for significant events that could affect the value of these investments.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options are valued at the settlement price on the exchange on which they are primarily traded.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ net asset value. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ net asset value. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the net asset value. Significant events will be closely monitored, and where it is determined that an   adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund’s may use fair valuation in accordance with the procedures approved by the Trustees.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including, but not limited to: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) the yield to maturity of debt securities; vi) broker indications or single broker bids (provided that such indications or bids may not be the sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of July 31, 2014.

Description	Level 1	Level 2	Level 3	Total

Stone Ridge Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$-	$20,449,183	$-	$20,449,183
Global	-	113,819,360	2,902,123	116,721,483
Japan	-	22,156,588	-	22,156,588
Mexico	-	8,793,025	-	8,793,025
Turkey	-	17,964,000	-	17,964,000
United States	-	429,664,517	1,454,520	431,119,037
Total Event-Linked Bonds	-	612,846,673	4,356,643	617,203,316
Participation Notes (Quota Shares) (1)	-	-	92,153,779	92,153,779
Preference Shares (Quota Shares) (1)	-	-	45,157,049	45,157,049
Money Market Funds	4,338,828	-	-	4,338,828
Total Assets	$4,338,828	$612,846,673	$141,667,471	$758,852,972

Stone Ridge High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$-	$1,517,876	$-	$1,517,876
Global	-	49,123,920	1,291,505	50,415,425
Mexico	-	6,516,775	-	6,516,775
United States	-	193,874,656	416,160	194,290,816
Total Event-Linked Bonds	-	251,033,227	1,707,665	252,740,892
Participation Notes (Quota Shares) (1)	-	-	40,037,619	40,037,619
Preference Shares (Quota Shares) (1)	-	-	22,205,519	22,205,519
Money Market Funds	2,115,493	-	-	2,115,493
Total Assets	$2,115,493	$251,033,227	$63,950,803	$317,099,523

Stone Ridge U.S. Variance Risk Premium Fund
Assets
Common Stocks (1)	$85,977,487	$-	$-	$85,977,487
Real Estate Investment Trusts (1)	1,972,065	-	-	1,972,065
Investment Companies - Closed End (1)	12,128	-	-	12,128
Rights (1)	55	-	-	55
Money Market Funds	462,539	-	-	462,539
U.S. Treasury Bills	-	332,194,792	-	332,194,792
Total Assets	$88,424,274	$332,194,792	$-	$420,619,066

Liabilities
Written Options	$-	$(3,350,202)	$-	$(3,350,202)
Total Liabilities	$-	$(3,350,202)	$-	$(3,350,202)

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$3,614,643	$-	$-	$3,614,643
Contingent Value Rights (1)	-	-	11,689	11,689
Money Market Funds	124,134	-	-	124,134
U.S. Treasury Bills	-	124,948,002	-	124,948,002
Total Assets	$3,738,777	$124,948,002	$11,689	$128,698,468

Liabilities
Written Options	$-	$(1,240,093)	$-	$(1,240,093)
Total Liabilities	$-	$(1,240,093)	$-	$(1,240,093)

Stone Ridge U.S. Master Variance Risk Premium Fund (2)
Assets
Investment Companies - Open End	$265,658,772	$-	$-	$265,658,772
Money Market Funds	10,959	-	-	10,959
Total Assets	$265,669,731	$-	$-	$265,669,731

Stone Ridge International Developed Markets Variance Risk Premium Fund
Assets
Common Stocks (1)	$677,342	$-	$-	$677,342
Money Market Funds	51,628,666	-	-	51,628,666
U.S. Treasury Bills	-	24,999,692	-	24,999,692
Total Assets	$52,306,008	$24,999,692	$-	$77,305,700

Liabilities
Written Options	$-	$(571,664)	$(264,227)	$(835,891)
Total Liabilities	$-	$(571,664)	$(264,227)	$(835,891)

Stone Ridge Emerging Markets Variance Risk Premium Fund (2)
Assets
Common Stocks (1)	$659,102	$-	$-	$659,102
Preferred Stock (1)	36,970	-	-	36,970
Money Market Funds	113,110	-	-	113,110
U.S. Treasury Bills	-	39,499,541	-	39,499,541
Total Assets	$809,182	$39,499,541	$-	$40,308,723

Liabilities
Written Options	$-	$(337,973)	$-	$(337,973)
Total Liabilities	$-	$(337,973)	$-	$(337,973)

Stone Ridge International Master Variance Risk Premium Fund (2)
Assets
Investment Companies - Open End	$24,888,762	$-	$-	$24,888,762
Money Market Funds	156,309	-	-	156,309
Total Assets	$25,045,071	$-	$-	$25,045,071

(1) For further security characteristics, see the Funds' Schedules of Investments.

(2) The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended July 31, 2014, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	Stone Ridge Reinsurance Risk Premium Fund			Stone Ridge High Yield Reinsurance Risk Premium Fund			Stone Ridge U.S. Variance Risk Premium Fund		Stone Ridge U.S. Small Cap Variance Risk Premium Fund				Stone Ridge International Developed Markets Variance Risk Premium Fund
	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Rights		Rights		Contingent Value Rights		Written Options
Beginning Balance - November 1, 2013	$-	$79,736,800	$2,494,350	$-	$31,783,200	$831,450	$8,640		$21,600		$-		$-
Acquisitions	4,318,000	48,914,000	42,083,880	1,695,000	22,336,000	21,088,115	-		-		-	(2)	14,971
Dispositions / Options written	-	(35,750,000)	-	-	(14,250,000)	-	(8,640	)(1)	(21,600	)(1)	-		(237,228)
Realized gains	-	38,859	-	-	15,489	-	-		-		-		28,782
Realized losses	-	-	-	-	-	-	-		-		-		-
Change in unrealized appreciation / (depreciation)	38,643	(785,880)	578,819	12,665	152,930	285,954	-		-		11,689		(70,752)
Transfers in/(out) of Level 3	-	-	-	-	-	-	-		-		-		-
Ending Balance - July 31, 2014	$4,356,643	$92,153,779	$45,157,049	$1,707,665	$40,037,619	$22,205,519	$-		$-		$11,689		$(264,227)

(1) Level 3 securities were exercised in rights to purchase shares of the companies' common stock.
(2) Contingent value rights issued with the purchase of the companies' common stock and at zero cost.

Unobservable inputs including original transaction price, losses from severe weather events and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2014:

Reinsurance Risk Premium Fund
Type of Security	Fair Value at 7/31/14	Valuation Techniques	Unobservable Inputs	Range
Event-Linked Bonds Financial Services	$4,356,643	Indicative bids	Non-public broker quotations	100.35 - 102
Participation Notes (Quota Shares) Financial Services	$57,655,572	Indicative bids	Non-public broker quotations	102.97 – 6,264.58
	$34,498,207	Insurance industry loss model	Losses and anticipated losses versus premiums earned	107.24 – 112.13
Preference Shares (Quota Shares) Financial Services	$45,157,049	Insurance industry loss model	Losses and anticipated losses versus premiums earned	95.21 – 1,045.48

High Yield Reinsurance Risk Premium Fund
Type of Security	Fair Value at 7/31/14	Valuation Techniques	Unobservable Inputs	Range
Event-Linked Bonds Financial Services	$1,707,665	Indicative bids	Non-public broker quotations	100.35 - 102
Participation Notes (Quota Shares) Financial Services	$22,981,592	Indicative bids	Non-public broker quotations	102.97 – 6,264.58
	$17,056,027	Insurance industry loss model	Losses and anticipated losses versus premiums earned	112.13
Preference Shares (Quota Shares) Financial Services	$22,205,519	Insurance industry loss model	Losses and anticipated losses versus premiums earned	95.21 – 1,045.48

The Level 3 investments as of July 31, 2014 in the U.S. Small Cap Variance Risk Premium Fund and International Developed Markets Variance Risk Premium Fund represented 0.0% and 0.3%, respectively of net assets and did not warrant disclosure of significant unobservable valuation inputs.

Derivative Transactions – The  U.S. Variance Risk Premium Fund and U.S. Small Cap Variance Risk Premium Fund (collectively, the “U.S. VRP Funds”) and the International Developed Markets Variance Risk Premium Fund and Emerging Markets Variance Risk Premium Fund (collectively, the  “International VRP Funds”) engaged in derivatives and hedging activities during the period ended July 31, 2014. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The U.S. VRP Funds and the International VRP Funds may purchase and sell futures contracts. The U.S. VRP Funds and the International Developed Markets VRP Fund held futures contracts during the period ended July 31, 2014. The U.S. VRP Funds and the International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traaded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the future against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was opened and the value at the time it was closed. As collateral for physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.  For cash-settled futures contracts, a Fund is required to maintain collateral on the net amount due on the contract, marked-to-market daily.

The average notional amount of futures contracts during the period ended July 31, 2014, were as follows:

	U.S. VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund
Long futures contracts Equity index contracts	$-	$-	$-
Total long futures contracts	$-	$-	$-
Short futures contracts Equity index contracts	$2,626,500	$-	$-
Total short futures contracts	$2,626,500	$-	$-

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. VRP Funds and the International VRP Funds wrote call or put options during the period ended July 31, 2014. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the  right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. VRP Funds and the International VRP Funds engaged in options during the period ended July 31, 2014. The average market values of purchased and written options for the quarter ended July 31, 2014, were as follows:

	U.S. VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund
Purchased Options	$-	$-	$-	$-
Written Options	$935,778	$561,362	$685,605	$271,960

Transactions in purchased options during the period ended July 31, 2014 were as follows:

	U.S. Variance Risk Premium Fund
Call Options	Contracts	Notional Amount
Outstanding, beginning of period	-	$-
Options purchased	6	33,100
Options terminated in closing transactions	-	-
Options exercised	(2)	(6,900)
Options expired	(4)	(26,200)
Outstanding, end of period	-	$-

The U.S. Small Cap VRP Fund,  International Developed Markets VRP Fund and Emerging Markets VRP Fund did not transact in purchased options during the period ended July 31, 2014.

Transactions in options written during the period ended July 31, 2014 were as follows:

	U.S. Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	6,801	$109,613	42	$13,458
Options written	174,871	4,064,452	2,099	521,406
Options terminated in closing transactions	(21,006)	(1,007,937)	(716)	(201,121)
Options exercised	(7,506)	(383,419)	(450)	(132,925)
Options expired	(148,995)	(2,704,405)	(938)	(197,872)
Outstanding, end of period	4,165	$78,304	37	$2,946

	International Developed Markets Variance Risk Premium Fund		Emerging Markets Variance Risk Premium Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	-	$-	-	$-
Options written	412	23,352	868	15,814
Options terminated in closing transactions	(9)	(19,428)	(281)	(9,754)
Options exercised	(42)	(565)	(39)	(516)
Options expired	(337)	(3,117)	(508)	(5,241)
Outstanding, end of period	24	$242	40	303

	U.S. Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,591	$1,149,873	944	351,773
Options written	206,989	153,573,607	141,130	101,129,224
Options terminated in closing transactions	(185,589)	(140,408,546)	(112,230)	(87,367,532)
Options exercised	(2,415)	(1,121,415)	(9,689)	(4,195,784)
Options expired	(18,984)	(10,494,952)	(19,095)	(8,821,713)
Outstanding, end of period	1,592	$2,698,567	1,060	1,095,968

	International Developed Markets Variance Risk Premium Fund		Emerging Markets Variance Risk Premium Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	-	$-	-	$-
Options written	60,389	32,692,804	418,101	12,155,574
Options terminated in closing transactions	(50,493)	(30,066,376)	(343,652)	(10,267,878)
Options exercised	(1,613)	(653,606)	(25)	(185)
Options expired	(7,247)	(1,188,484)	(65,325)	(1,537,462)
Outstanding, end of period	1,036	$784,338	9,099	350,049

Balance Sheet – Values of Derivatives at July 31, 2014
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
U.S. VRP Fund	N/A	N/A	Options written, at Fair Value	$3,350,202
U.S. Small Cap VRP Fund	N/A	N/A	Options written, at Fair Value	$1,240,093
International Developed Markets VRP Fund	N/A	N/A	Options written, at Fair Value	$835,891
Emerging Markets VRP Fund	N/A	N/A	Options written, at Fair Value	$337,973

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended July 31, 2014. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

U.S. Master Variance Risk Premium Fund
	November 1, 2013		Additions		Reductions		Share Balance			Value at	Cost at
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	at July 31, 2014	Dividend Income	Realized Gain/(Loss)	at July 31, 2014	at July 31, 2014

Stone Ridge U.S. Variance Risk Premium Fund - Class I	14,391,969	$145,952,169	3,398,304	$35,650,000	888,712	$9,254,066	16,901,561	$5,990,559	$45,934	$176,959,342	$172,348,103
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	7,040,135	71,937,683	2,383,040	24,475,000	490,705	5,237,530	8,932,470	2,960,306	(287,530)	88,699,430	91,175,153
		$217,889,852						$8,950,865	$(241,596)	$265,658,772	$263,523,256

International Master Variance Risk Premium Fund
	February 12, 2014 (1)		Additions		Reductions		Share Balance			Value at	Cost at
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	at July 31, 2014	Dividend Income	Realized Gain/(Loss)	at July 31, 2014	at July 31, 2014

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	-	$-	2,006,535	$20,111,806	343,948	$3,450,370	1,662,587	$341,805	$(370)	$16,609,239	$16,661,437
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	-	-	984,861	9,881,120	177,890	1,782,883	806,971	171,120	17,117	8,279,523	8,098,237
		$-						$512,925	$16,747	$24,888,762	$24,759,674

(1) Commencement of operations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
 Ross Stevens, President

Date  9/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
   Ross Stevens, President

Date  9/29/2014

By (Signature and Title)* /s/ Patrick Kelly
   Patrick Kelly, Treasurer

Date  9/29/2014

* Print the name and title of each signing officer under his or her signature.